UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0578
Washington, D.C. 20549	Expires:	April 30, 2010
Estimated average burden hours
per response. . . . . . . . . . . . . . ..21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1. Portfolio of Investments.

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.7%
EDUCATION – 3.5%
Education – 3.1%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	908,640
	5.000% 06/01/35	1,500,000	1,283,325
	California Lutheran University,
	Series 2008,
	5.750% 10/01/38	3,000,000	2,907,900
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	930,914
	University of Redlands,
	Series 2008 A,
	5.125% 08/01/38	1,750,000	1,649,217
	University of Southern California,
	Series 2007 A,
	4.500% 10/01/33	2,500,000	2,329,425
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,678,055
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	1,965,700
Education Total			13,653,176
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,730,000	1,736,453
Prep School Total			1,736,453
EDUCATION TOTAL			15,389,629
HEALTH CARE – 8.9%
Continuing Care Retirement – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,659,251
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,001,840
Continuing Care Retirement Total			3,661,091

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 8.0%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	992,290
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	1,000,000	1,027,820
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,454,745
	5.000% 11/15/34	2,500,000	2,353,550
	Kaiser Permanante,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,881,120
	Stanford Hospital & Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	522,705
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	2,000,000	1,872,580
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,505,825
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,757,090
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	6,155,000	5,846,203
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	2,145,675
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	2,258,150
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,363,500
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,759,460

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004:
	5.000% 10/15/13	940,000	945,922
	5.375% 10/15/34	800,000	709,304
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,533,859
	Series 2007 B,
	5.125% 10/15/37	2,500,000	2,089,400
Hospitals Total			35,019,198
HEALTH CARE TOTAL			38,680,289
HOUSING – 1.1%
Multi-Family – 0.4%
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,800,140
Multi-Family Total			1,800,140
Single-Family – 0.7%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	485,000	495,180
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	2,105,275
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	50,000	50,811
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	55,000	56,596
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	40,000	41,475
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	40,000	41,079
Single-Family Total			2,790,416
HOUSING TOTAL			4,590,556

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 0.7%
Oil & Gas – 0.7%
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	3,094,906
Oil & Gas Total			3,094,906
INDUSTRIALS TOTAL			3,094,906
OTHER – 20.1%
Other – 0.7%
California Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	5.250% 02/01/38	3,050,000	3,009,465
Other Total			3,009,465
Pool/Bond Bank – 0.2%
CA Educational Facilities Authority
	Series 1999 B,
	5.250% 04/01/24	725,000	680,710
Pool/Bond Bank Total			680,710
Refunded/Escrowed(c) – 17.9%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	13,294,066
CA Daly City Housing Development Finance Agency
	Linc Franciscan LP,
	Series 2002 A,
	Pre-refunded 12/15/13,
	5.850% 12/15/32	2,000,000	2,306,800
CA East Whittier City School District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,880,657
CA Educational Facilities Authority
	Series 1999 B,
	Pre-refunded 04/01/09,
	5.250% 04/01/24	275,000	284,193
	Series 2000 B,
	Pre-refunded 06/01/10,
	6.625% 06/01/20	170,000	184,234
	University of Southern California,
	Series 2003 A,
	5.000% 10/01/33	2,500,000	2,717,250
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,064,410

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,636,836
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	1,460,000	1,535,760
CA Lompoc Unified School District
	Election of 2002,
	Series 2003 A,
	Pre-refunded 08/01/13,
	Insured: FGIC
	5.000% 08/01/27	4,065,000	4,427,273
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,234,814
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/21	2,010,000	1,091,832
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 10/01/16	5,270,000	3,762,727
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,266,730
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	9.665% 07/01/22(d)	580,000	784,740
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,173,450

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.250% 01/01/30	3,470,000	3,664,251
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	9,152,528
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 08/01/15	1,405,000	1,641,054
CA Santa Margarita Water District
	Community Facilities District No. 99-1,
	Series 2003,
	Pre-refunded 09/01/13,
	6.000% 09/01/30	1,000,000	1,136,630
CA Southern California Public Power Authority
	Series 2003 A-1,
	Pre-refunded 07/01/13,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,090,290
CA State Department of Water Resources
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/14	10,000	11,313
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	2,395,000	2,711,164
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	60,000	64,181
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	155,000	164,712
	Series 2004:
	Pre-refunded 02/01/14,
	5.000% 02/01/33	1,000,000	1,092,650
	Pre-refunded 04/01/14,
	5.250% 04/01/34	1,500,000	1,661,835
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,193,694

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,147,540
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	Pre-refunded to various dates beginning 07/01/15,
	(a) 07/01/17	2,490,000	1,638,345
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,554,225
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	480,000	515,246
Refunded/Escrowed Total			78,085,430
Tobacco – 1.3%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	5,854,050
Tobacco Total			5,854,050
OTHER TOTAL			87,629,655
RESOURCE RECOVERY – 0.8%
Disposal – 0.8%
CA Pollution Control Financing Authority
	Waste Management,
	Series 2002 A,
	5.000% 01/01/22	2,000,000	1,722,720
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	1,922,940
Disposal Total			3,645,660
RESOURCE RECOVERY TOTAL			3,645,660
TAX-BACKED – 47.6%
Local Appropriated – 8.3%
CA Alameda County
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,719,966
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	3,985,870

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	2,974,615
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,142,675
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,127,575
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,365,079
	(a) 08/01/17	1,980,000	1,311,116
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,266,223
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	5.000% 08/01/22	3,000,000	3,023,490
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,157,596
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	2,500,000	2,655,500
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA
	5.500% 11/15/13	1,750,000	1,863,855
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	6,741,518
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	3,793,832
Local Appropriated Total			36,128,910

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 18.0%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,225,040
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,133,480
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	2,079,330
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	650,710
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	724,004
	5.500% 08/01/26	1,750,000	1,925,525
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA
	5.250% 08/01/26	2,010,000	2,033,396
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 07/01/17	650,000	425,081
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,741,764
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,091,940
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,003,047
CA Grossmont Union High School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/28	5,000,000	1,682,700

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Hacienda La Puente Unified School District
	Series 2005,
	Insured: FGIC
	5.000% 08/01/19	2,050,000	2,140,159
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,145,830
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,048,985
CA Larkspur School District
	Series 2000 A,
	5.250% 08/01/25	3,050,000	3,179,503
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	651,784
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,827,775
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/32	5,440,000	1,436,106
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	1,039,665
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,531,450
CA Oak Park Unified School District
	Series 2000,
	Insured: FSA
	(a) 05/01/14	2,095,000	1,673,046
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,040,515
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,069,010

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	930,100
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/23	2,685,000	2,922,166
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,467,467
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,874,508
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,307,020
CA San Diego Unified School District
	Series 2005 C-2,
	Insured: FSA
	5.500% 07/01/19	2,000,000	2,236,880
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	2,069,614
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,055,850
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(a) 09/01/26	4,000,000	1,544,240
	Series 2006 C,
	Insured: MBIA
	(a) 09/01/26	1,925,000	743,165
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC
	(a) 09/01/26	4,005,000	1,509,324
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,564,335
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,365,440

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Saratoga
	Series 2001,
	Insured: MBIA
	5.250% 08/01/31	2,000,000	2,019,860
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	976,754
CA South San Francisco Unified School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/22	1,500,000	1,628,025
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,682,440
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,242,602
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	1,019,252
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	766,402
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.600% 02/01/20	1,610,000	1,663,243
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/22	5,000,000	2,313,300
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	756,893
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,270,585
Local General Obligations Total			78,429,310
Special Non-Property Tax – 3.2%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	2,012,871

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2001,
	Insured: AMBAC
	5.000% 07/01/26	525,000	529,226
	Series 2005 A,
	Insured: MBIA
	4.250% 07/01/25	2,000,000	1,860,320
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,251,400
	Series 1998 A,
	Insured: MBIA
	4.750% 07/01/38	2,250,000	2,090,678
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,170,860
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,084,320
Special Non-Property Tax Total			13,999,675
Special Property Tax – 11.2%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	130,000	130,191
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,395,900
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,623,160
	6.500% 12/01/24	4,055,000	4,305,234
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,047,120
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA
	5.125% 02/01/17	1,270,000	1,359,433
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,275,415

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,783,881
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,170,083
	Regional Park & Open Space,
	Series 2005,
	Insured: FSA
	5.250% 10/01/18	2,000,000	2,219,760
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,390,545
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	8,950,032
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	961,940
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	794,504
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: MBIA
	5.000% 09/01/34	1,000,000	963,280
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	736,185
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,234
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,080,417

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,722,960
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: MBIA
	6.000% 08/01/15	2,790,000	3,136,992
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,377,105
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,564,600
Special Property Tax Total			49,008,971
State Appropriated – 2.4%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,585,800
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19	6,000,000	6,172,680
	5.250% 12/01/13	2,500,000	2,627,350
State Appropriated Total			10,385,830
State General Obligations – 4.5%
CA State
	Series 1995,
	5.750% 03/01/09	65,000	65,191
	Series 2000,
	5.625% 05/01/26	160,000	166,232
	Series 2003,
	5.250% 02/01/20	1,250,000	1,328,713
	Series 2007,
	4.500% 08/01/26	2,500,000	2,358,725
	Series 2008,
	5.000% 08/01/34	2,500,000	2,434,025
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	500,000	520,695
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,098,000
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,180,740

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2004 A:
	5.250% 07/01/21	2,000,000	1,965,880
	5.250% 07/01/22	2,000,000	1,955,520
	Series 2007 A,
	5.500% 07/01/21	2,500,000	2,552,075
PR Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	3,000,000	3,261,990
State General Obligations Total			19,887,786
TAX-BACKED TOTAL			207,840,482
TRANSPORTATION – 2.0%
Airports – 0.7%
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: FSA
	5.250% 07/01/39	1,000,000	957,270
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	738,555
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	5.750% 05/01/25	1,500,000	1,546,125
Airports Total			3,241,950
Toll Facilities – 1.3%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA
	5.000% 01/01/35	2,000,000	1,784,960
	Series 1999,
	5.750% 01/15/40	4,000,000	3,903,320
Toll Facilities Total			5,688,280
TRANSPORTATION TOTAL			8,930,230
UTILITIES – 14.0%
Investor Owned – 1.8%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	1,981,580
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,207,225

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	2,923,825
Investor Owned Total			8,112,630
Joint Power Authority – 1.1%
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,629,320
Joint Power Authority Total			4,629,320
Municipal Electric – 2.6%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,642,650
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,312,596
	5.700% 07/01/17	1,900,000	2,115,004
	Series 2001 N,
	Insured: MBIA
	5.000% 08/15/28	2,000,000	1,945,680
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	2,000,000	2,059,060
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,470,285
Municipal Electric Total			11,545,275
Water & Sewer – 8.5%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,482,867
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	1,915,700
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	1,955,770
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	1,000,000	1,084,090

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,618,125
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC
	6.250% 09/01/14	5,000,000	5,442,700
CA Lodi Wastewater Systems Revenue
	Series 2007 A,
	Insured: FSA
	5.000% 10/01/37	1,250,000	1,240,425
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,011,550
	Insured: FGIC
	5.125% 07/01/41	3,000,000	2,997,480
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA
	5.000% 12/01/33	665,000	675,048
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,101,043
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,114,460
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,239,900
CA Santa Clara Valley Water District
	Series 2006,
	Insured: FSA
	4.250% 06/01/30	2,500,000	2,260,125
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,564,700

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA State Department of Water Resources
	Series 2001,
	Insured: FSA
	5.500% 12/01/14	1,990,000	2,238,889
Water & Sewer Total			36,942,872
UTILITIES TOTAL			61,230,097

	Total Municipal Bonds (cost of $420,544,943)		431,031,504

		Shares
Municipal Preferred Stock – 0.5%
HOUSING – 0.5%
Multi-Family – 0.5%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(e)	2,000,000	1,929,420
Multi-Family Total			1,929,420
HOUSING TOTAL			1,929,420

	Total Municipal Preferred Stock (cost of $2,000,000)		1,929,420
Investment Company – 0.1%
	Dreyfus Municipal Cash Management Plus (7 day yield of 2.260%)	510,287	510,287

	Total Investment Company (cost of $510,287)		510,287
Other – 0.0%
TRANSPORTATION – 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39(f)(g)	2,000,000	60,000
TRANSPORTATION TOTAL			60,000

	Total Other (cost of $—)		60,000
Common Stock – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp. (f)	248	2,061
Airlines Total			2,061
INDUSTRIALS TOTAL			2,061

	Total Common Stock (cost of $8,867)		2,061

19

Total Investments – 99.3% (cost of $423,064,097)(h)(i)	$433,533,272

Other Assets & Liabilities, Net – 0.7%	3,029,911

Net Assets – 100.0%	$436,563,183

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At July 31, 2008, the value of this security amounted to $1,736,453 which represents 0.4% of net assets. Additional information on this restricted security is as follows:

		Acquisition	Acquisition
	Security	Date	Cost
CA Statewide Communities
Development Authority;
Crossroads School for Arts & Sciences,
Series 1998,
	6.000% 08/01/28	08/21/98	$1,750,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of this security, which is not illiquid, represents 0.5% of net assets.

(f)	Non-income producing.

(g)	Position reflects anticipated residual bankruptcy claims.

20

(h)	Cost for federal income tax purposes is $423,006,034.

(i)	Unrealized appreciation and depreciation at July 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$21,266,492	$(10,739,254)	$10,527,238

Acronym		Name

AMBAC		Ambac Assurance Corp.
AMT		Alternative Minimum Tax
FGIC		Financial Guaranty Insurance Co.
FHA		Federal Housing Administration
FNMA		Federal National Mortgage Association
FSA		Financial Security Assurance, Inc.
GNMA		Government National Mortgage Association
IFRN		Inverse Floating Rate Note
MBIA		MBIA Insurance Corp.

21

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.6%
EDUCATION – 24.5%
Education – 18.8%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	410,956
	Greenwich Academy,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/32	2,000,000	2,167,680
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,066,959
	Quinnipiac University:
	Series 2007 K2,
	5.000% 07/01/27	1,000,000	1,000,730
	Series 2007 I,
	Insured: MBIA
	4.375% 07/01/28	1,015,000	929,537
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,176,800
	Series 2007 J,
	Insured: MBIA:
	4.250% 07/01/31	1,000,000	903,140
	4.500% 07/01/37	1,500,000	1,401,105
	University of Connecticut,
	Series 2000 A,
	Insured: FGIC:
	5.250% 11/15/14	2,135,000	2,290,812
	5.250% 11/15/18	2,095,000	2,224,744
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	1,021,010
	Yale University:
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	2,017,260
	Series 2007 Z-1,
	5.000% 07/01/42	1,500,000	1,514,580
Education Total			19,125,313
Prep School – 5.7%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	677,531
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,802,453

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,166,990
	5.250% 07/01/26 (a)	1,045,000	1,107,522
Prep School Total			5,754,496
EDUCATION TOTAL			24,879,809
HEALTH CARE – 7.7%
Hospitals – 4.5%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,774,460
	Middlesex Hospital,
	Series 2006 L,
	Insured: FSA
	4.250% 07/01/36	1,000,000	833,350
	William W. Backus Hospital
	Series F 2005,
	Insured: FSA
	5.125% 07/01/35	2,000,000	1,972,600
Total Hospitals			4,580,410
Intermediate Care Facilities – 0.8%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	255,869
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	511,515
Intermediate Care Facilities Total			767,384
Nursing Homes – 2.4%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	500,000	444,845
	5.500% 08/15/27	2,375,000	2,007,849
Nursing Homes Total			2,452,694
HEALTH CARE TOTAL			7,800,488

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 2.9%
Multi-Family – 0.7%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	736,950
Multi-Family Total			736,950
Single-Family – 2.2%
CT Housing Finance Authority
	Series 2003 C-1,
	4.850% 11/15/23	1,000,000	1,013,740
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,253,670
Single-Family Total			2,267,410
HOUSING TOTAL			3,004,360
OTHER – 1.7%
Refunded/Escrowed(b) – 1.7%
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	26,026
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	10,620
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/20	10,000	10,668
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	53,411
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	1,500,000	1,620,150
Refunded/Escrowed Total			1,720,875
OTHER TOTAL			1,720,875
RESOURCE RECOVERY – 1.5%
Disposal – 1.5%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,478,685
Total Disposal			1,478,685
RESOURCE RECOVERY TOTAL			1,478,685

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 45.5%
Local General Obligations – 26.7%
CT Bridgeport
	Series 1997 A,
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,607,610
	Series 2004 C,
	Insured: MBIA
	5.500% 08/15/21	1,225,000	1,295,303
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,882,592
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,100,560
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	690,042
CT Granby
	Series 1993,
	Insured: MBIA
	6.550% 04/01/10	175,000	185,841
	Series 2006,
	5.000% 02/15/26	540,000	586,213
CT Hartford County Metropolitan District
	Series 1993:
	5.200% 12/01/13	500,000	549,140
	5.625% 02/01/13	600,000	659,766
CT New Britain
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,145,820
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,064,360
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,230,250
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,230,000	2,345,269

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,120,745
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,198,127
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	420,688
	5.000% 12/01/16	500,000	525,330
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,085,252
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,511,286
CT West Hartford
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,562,205
CT Westbrook
	Series 1992,
	Insured: MBIA
	6.300% 03/15/12	265,000	295,923
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,091,990
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,051,820
Local General Obligations Total			27,206,132
Special Non-Property Tax – 10.2%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,525,590
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,214,160
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,205,620

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,066,260
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	2,000,000	1,941,200
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(c) 07/01/35	2,000,000	420,540
Special Non-Property Tax Total			10,373,370
State Appropriated – 2.4%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,470,750
State Appropriated Total			2,470,750
State General Obligations – 6.2%
CT State
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,696,830
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,689,285
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	435,164
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,364,600
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,000,000	1,087,330
State General Obligations Total			6,273,209
TOTAL TAX-BACKED			46,323,461

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	543,425
Transportation Total			543,425
TRANSPORTATION TOTAL			543,425
UTILITIES – 12.3%
Municipal Electric – 6.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,090,040
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,589,625
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,565,750
Municipal Electric Total			6,245,415
Water & Sewer – 6.2%
CT Greater New Haven Water Pollution Control Authority
	Series 2008,
	Insured: FSA
	4.750% 11/15/28	600,000	588,468
CT New Haven Solid Waste & Recycling AuthoritySeries 2008,
	5.375% 06/01/28	1,750,000	1,742,475
CT South Central Regional Water Authority
	Series 2005,
	Insured: MBIA
	5.000% 08/01/30	1,870,000	1,850,309
	Series 2007 A,
	Insured: MBIA:
	5.250% 08/01/23	1,000,000	1,067,630
	5.250% 08/01/24	1,000,000	1,067,190
Water & Sewer Total			6,316,072
UTILITIES TOTAL			12,561,487

	Total Municipal Bonds (cost of $99,372,551)		98,312,590

		Shares
Investment Company – 2.1%
	Dreyfus Municipal Cash Management Plus (7 day yield of 2.260%)	2,226,396	2,226,396

	Total Investment Company (cost of $2,226,396)		2,226,396

7

		Par ($)	Value ($)
Short-Term Obligations – 0.3%
VARIABLE RATE DEMAND NOTES(d) – 0.3%
NH New Hampshire Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	2.500% 06/01/41	100,000	100,000
OK Oklahoma Development Finance Authority
	Intergris Baptist Medical Center,
	Series 2007 A-3,
	SPA: JPMorgan Chase Bank
	2.300% 08/15/33	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTES			300,000

	Total Short-Term Obligations (cost of $300,000)		300,000

	Total Investments 99.1% (cost of $101,898,947)(e)(f)		100,838,986

	Other Assets & Liabilities, Net – 0.9%		901,302

	Net Assets – 100.0%		101,740,288

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	A portion of this security with a market value of $529,915 is pledged as collateral for futures contracts.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

8

(d)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support aggrements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2008.

(e)	Cost for federal income tax purposes is $101,877,487.

(f)	Unrealized appreciation and depreciation at July 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,766,279	$(2,804,780)	$(1,038,501)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.1%
EDUCATION – 9.8%
Education – 7.6%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	531,580
	5.250% 07/01/22	400,000	410,956
	Series 2007 F,
	Insured: MBIA
	4.125% 07/01/24	1,505,000	1,423,263
	Quinnipiac University:
	Series 2007 I,
	Insured: MBIA:
	5.000% 07/01/19	2,000,000	2,086,900
	5.000% 07/01/22	2,000,000	2,046,140
	Series 2007 K2,
	Insured: MBIA
	5.000% 07/01/28	2,000,000	1,987,440
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	544,200
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	544,099
	Yale University,
	Series 1997 E,
	4.700% 07/01/29	2,000,000	1,999,400
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,271,979
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	748,048
	5.375% 10/01/13	975,000	1,008,920
	5.500% 10/01/14	650,000	674,700
Education Total			15,277,625
Prep School – 2.2%
CT Health & Educational Facilities Authority
	Greenwich Academy, Inc.,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/26	2,000,000	2,138,780

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	Miss Porters School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	562,812

	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,771,235
Prep School Total			4,472,827
EDUCATION TOTAL			19,750,452
HEALTH CARE – 4.8%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	503,830
Continuing Care Retirement Total			503,830
Hospitals – 3.6%
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	702,952
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,871,082
	Middlesex Hospital,
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,067,155
	Middlesex Hospital
	Series 2008 M,
	Insured: FSA
	4.875% 07/01/27	500,000	499,060
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,086,347
Hospitals Total			7,226,596
Intermediate Care Facilities – 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	260,887
Intermediate Care Facilities Total			260,887

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 0.8%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007,
	5.400% 08/15/21	500,000	444,845
CT Development Authority
	Alzheimers Resident Center,
	Series 2007,
	5.200% 08/15/17	1,285,000	1,174,696
Nursing Homes Total			1,619,541
HEALTH CARE TOTAL			9,610,854
HOUSING – 6.0%
Single-Family – 6.0%
CT Housing Finance Authority
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	815,000	849,279
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,205,104
	Series 2008 B-1,
	4.750% 11/15/23	3,000,000	3,010,500
	Refunding Housing Mortgage Finance Program
	Series 2003 D,
	4.400% 11/15/15	2,000,000	2,038,680
	Series 2003 C-1,
	4.850% 11/15/23	4,000,000	4,054,960
Single-Family Total			12,158,523
HOUSING TOTAL			12,158,523
INDUSTRIALS – 0.4%
Oil & Gas – 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	850,000	801,482
Oil & Gas Total			801,482
INDUSTRIALS TOTAL			801,482
OTHER – 19.0%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	360,000	365,537
Other Total			365,537
Pool/Bond Bank – 1.6%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,051,530
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,079,990

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.000% 10/01/15	1,000,000	1,097,290
Pool/Bond Bank Total			3,228,810
Refunded/Escrowed(a) – 17.2%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,164,800
CT Clean Water Fund
	Series 1993,
	Escrowed to Maturity,
	6.000% 10/01/12	1,200,000	1,300,596
	Series 1999,
	Pre-refunded 07/15/10,
	5.250% 07/15/11	1,500,000	1,556,985
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,363,482
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2000 D-1,
	Pre-refunded 07/01/10,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,344,550
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,085,660
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,074,490
	5.500% 07/01/15	2,825,000	3,074,815
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,487
	Series 2002 C:
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/18	15,000	15,929
	Pre-refunded 11/01/12,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,148,941
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	188,637

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,182,522
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,090,320
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,079,680
CT State
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	27,685
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,056,800
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	919,547
CT Torrington
	Series 1999,
	Pre-refunded 09/15/09,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,362,010
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,119,780
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,086,920
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	1,969,550
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	584,738
	5.375% 08/15/15	1,550,000	1,647,898
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,239,592

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,034,470
Refunded/Escrowed Total			34,725,884
OTHER TOTAL			38,320,231
OTHER REVENUE – 0.9%
Recreation – 0.9%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,790,920
Recreation Total			1,790,920
OTHER REVENUE TOTAL			1,790,920
RESOURCE RECOVERY – 0.7%
Disposal – 0.7%
CT New Have Solid Waste and Recycling Authority Revenue
	Series 2008,
	5.125% 06/01/23	1,520,000	1,519,103
Total Disposal			1,519,103
RESOURCE RECOVERY TOTAL			1,519,103
TAX-BACKED – 48.3%
Local General Obligations – 21.8%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,679,024
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,592,955
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	939,534
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	220,396
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,355,954
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	690,042
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	869,689

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,771,830
	Series 2008:
	5.000% 01/01/20	1,000,000	1,085,170
	5.000% 01/01/22	500,000	538,560
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	862,132
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	263,397
	Series 2002,
	5.000% 04/01/19	1,205,000	1,264,901
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,206,597
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,215,750
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	613,416
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	385,540
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,247,738
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,067,207
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	1,962,346
	Series 2008,
	Insured: FSA
	5.000% 11/01/18	4,260,000	4,655,584
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,356,074
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,120,745

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,203,854
	4.750% 07/15/25	1,150,000	1,200,519
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,198,947
	5.000% 02/01/16	1,025,000	1,111,930
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,851,151
	5.250% 08/15/17	1,125,000	1,262,227
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,152,909
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,451,073
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,279,020
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	858,500
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,559,790
Local General Obligations Total			44,094,501
Special Non-Property Tax – 8.0%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	434,068
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,128,917
	5.500% 10/01/12	3,250,000	3,543,898
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	819,784
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	1,000,000	944,310

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(b) 12/01/28	3,000,000	989,490
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,659,089
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,036,841
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,605,400
Special Non-Property Tax Total			16,161,797
State Appropriated – 3.8%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,682,140
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,135,322
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,159,220
	Series 2007 A,
	4.000% 04/01/24	2,100,000	1,978,242
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	700,000	713,251
State Appropriated Total			7,668,175
State General Obligations – 14.7%
CT State
	Series 2008 B,
	5.000% 04/15/22	5,415,000	5,704,053
	Refunding:
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,180,840
	Series 1993 E,
	6.000% 03/15/12	975,000	1,076,663
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,068,340
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,689,285
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,028,650

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	652,746
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,150,520
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	4,500,000	3,603,600
	6.000% 07/01/16	1,000,000	1,089,550
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,303,400
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,074,100
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,000,310
	Series 2006 A,
	5.250% 07/01/23	1,000,000	988,750
State General Obligations Total			29,610,807
TAX-BACKED TOTAL			97,535,280
UTILITIES – 6.2%
Investor Owned – 2.1%
CT Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	4,285,000	4,250,292
Investor Owned Total			4,250,292
Joint Power Authority – 1.0%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,062,280
Joint Power Authority Total			2,062,280
Municipal Electric – 0.5%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA:
	5.250% 07/01/19	1,000,000	1,026,300
Municipal Electric Total			1,026,300

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 2.6%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,483,200
CT South Central Regional Water Authority
	Series 2007 A:
	Insured: MBIA:
	5.250% 08/01/23	500,000	533,815
	5.250% 08/01/22	1,370,000	1,467,037
	Series 2008 B,
	Insured: MBIA
	5.250% 08/01/29	750,000	761,310
Water & Sewer Total			5,245,362
UTILITIES TOTAL			12,584,234

	Total Municipal Bonds (cost of $192,356,230)		194,071,079

		Shares
Investment Company – 0.7%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.130%)	1,455,925	1,455,925

	Total Investment Company (cost of $1,455,925)		1,455,925

		Par ($)
Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES(c) – 2.3%
CT Health & Educational Facility Authority
	Yale University,
	Series 2005 Y-2,
	1.600% 07/01/35	200,000	200,000
MO Health & Educational Facilities Authority
	Washington University,
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	1.950% 03/01/40	1,600,000	1,600,000
NJ Educational Facilities Authority
	Princeton University,
	Series 2001 B,
	2.100% 07/01/21	200,000	200,000
NH Health & Education Facilities Authority
	Dartmouth College:
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	2.500% 06/01/31	2,000,000	2,000,000
	Series 2007 B,
	SPA: JPMorgan Chase Bank
	2.500% 06/01/41	300,000	300,000

11

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.140% 09/01/33	100,000	100,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	2.050% 04/01/34	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			4,700,000

	Total Short-Term Obligations (cost of $4,700,000)		4,700,000

	Total Investments – 99.1% (cost of $198,512,155)(d) (e)		200,227,004

	Other Assets & Liabilities, Net – 0.9%		1,776,763

	Net Assets – 100.0%		202,003,767

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

12

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate change periodically and the interest rates shown reflect the rates at July 31, 2008.

(d)	Cost for federal income tax purposes is $198,494,123.

(e)	Unrealized appreciation and depreciation at July 31,2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,181,532	$(2,448,651)	$1,732,881

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 3.5%
Education – 3.5%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	2,956,170
CA University
	Series 2008 A,
	Insured: FSA
	5.000% 11/01/22	5,000,000	5,231,400
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,088,400
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.250% 04/01/17	610,000	613,514
FL Volusia County Educational Facilities Authority
	Embry-Riddle Aeronautical University,
	Series 1999 A,
	5.750% 10/15/29	2,380,000	2,328,449
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,022,070
	5.375% 10/01/18	2,000,000	2,022,480
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,094,780
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,094,500
KS Washburn University
	Topeka Living Learning,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	944,550
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	583,710
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	4,170,000	4,658,474

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,160,720
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,116,110
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,120,680
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	7,345,000	7,994,298
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/23	5,245,000	5,448,716
	University of Rochester,
	Series 2007 A-1:
	5.000% 07/01/21	6,070,000	6,265,454
	5.000% 07/01/22	4,000,000	4,116,080
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	258,980
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,623,495
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	785,160
	University of Sciences,
	Series 2005 A,
	Insured: XLCA
	5.000% 11/01/16	360,000	371,581
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	512,240
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,072,880
RI Health & Educational Building Corp.
	Series 2003,
	Insured: XLCA
	5.250% 04/01/15	1,500,000	1,561,380

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC:
	6.000% 12/01/09	595,000	623,185
	6.000% 12/01/16	500,000	556,625
TX Alamo Community College District
	Series 2001,
	Insured: FSA
	5.375% 11/01/16	540,000	575,834
TX Houston Community College System
	Series 2001 A,
	Insured: MBIA
	5.375% 04/15/15	520,000	546,718
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: MBIA
	5.000% 10/15/19	2,000,000	2,085,580
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,210,240
	Series 2006 D,
	5.000% 08/15/18	10,000,000	10,747,900
	Series 2007 B,
	5.250% 07/01/21	13,680,000	14,879,326
Education Total			92,271,679
EDUCATION TOTAL			92,271,679
HEALTH CARE – 11.5%
Continuing Care Retirement – 2.4%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	939,870
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,849,369
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	6,780,807
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,670,000	3,640,750

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	3,546,400
FL St. John’s County Industrial Development Authority
	Vicars Landing,
	Series 2007,
	5.000% 02/15/17	1,625,000	1,587,463
IL Finance Authority
	Monarch Landing, Inc.,
	Series A:
	5.500% 12/01/13	2,200,000	2,161,082
	6.000% 12/01/17	3,590,000	3,517,015
	Sedgebrook, Inc.,
	Series A:
	5.400% 11/15/16	2,165,000	2,105,722
	5.875% 11/15/22	8,000,000	7,552,640
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	5,768,820
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,362,157
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	2,000,000	1,875,260
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	1,260,330
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	6,676,670
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	4,875,000	4,461,746
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	2,375,000	2,368,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	504,775
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,470,400
Continuing Care Retirement Total			62,430,196
Hospitals – 8.9%
AL Health Care Authority for Baptist Health
	Series 2006 D,
	5.000% 11/15/18	2,250,000	2,214,315
AL University at Birmingham Hospital
	Series 2006 A,
	5.000% 09/01/21	2,200,000	2,130,128
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16	1,000,000	1,002,750
	5.000% 02/01/17	2,000,000	1,987,700
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,454,115
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004,
	4.450% 07/01/26(a)	1,010,000	1,029,049
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	10,117,574
CA Municipal Finance Authority
	Community Hospital Central California,
	Series 2007:
	5.000% 02/01/21	1,070,000	988,359
	5.000% 02/01/22	1,500,000	1,371,630
CA Rancho Mirage Joint Powers Financing Authority
	Series 2007 B,
	Insured: MBIA
	4.875% 07/01/22	1,730,000	1,674,727
CA Statewide Communities Development Authority
	Enloe Health System
	Series 2008.
	Insured: CMI
	5.500% 08/15/23(b)	2,050,000	2,041,656

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2007 B,
	5.000% 10/15/22	3,590,000	3,272,141
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A:
	5.250% 11/15/11	2,125,000	2,240,812
	5.250% 11/15/14	1,000,000	1,071,020
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20(a)	1,000,000	981,930
	Series 2005 B:
	5.000% 11/15/20	1,000,000	981,930
	5.000% 11/15/22	1,000,000	972,070
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22(a)	1,000,000	972,070
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	998,350
FL Lee Memorial Health System Hospital Board
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,087,330
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	5.250% 10/01/11	1,935,000	2,009,285
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	1,700,000	1,869,524
FL Sarasota County Public Hospital Board
	Series 1998 B,
	Insured: MBIA
	5.250% 07/01/11	1,750,000	1,852,095
FL South Broward Hospital District
	Series 2003 A,
	Insured: MBIA:
	5.250% 05/01/12	3,955,000	4,168,016
	5.250% 05/01/13	1,500,000	1,589,610

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,848,914
	5.500% 11/15/15	1,995,000	2,144,525
	5.500% 11/15/16	1,980,000	2,128,401
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,600,995
	5.500% 11/15/14	6,000,000	6,543,720
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,070,860
IN Health & Educational Facilities Finance Authority
	Laporte Regional Health System, Inc.,
	Series 2006 B:
	5.000% 02/15/21	3,330,000	3,239,257
	5.000% 02/15/22	5,000,000	4,823,500
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,049,642
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,044,888
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,296,500
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	9,812,534
	5.375% 07/01/22	13,345,000	13,369,822
	Partners HealthCare System, Inc.:
	Series 2001 C,
	6.000% 07/01/14	1,000,000	1,068,550
	6.000% 07/01/17	45,000	48,957
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical System:
	Series 2005,
	Insured: AMBAC
	5.500% 07/01/24	4,150,000	4,281,015

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2008:
	5.250% 07/01/19	1,635,000	1,690,492
	5.250% 07/01/21	1,750,000	1,776,285
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,560,000	10,257,773
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,878,590
	5.250% 10/01/27	3,700,000	3,429,789
NC Charlotte-Mecklenburg Hospital Authority
	Carolina Healthcare Systems,
	Series 2007 A,
	5.000% 01/15/21	3,715,000	3,797,139
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	6,758,150
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	491,820
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,791,178
	5.250% 11/15/17	1,250,000	1,269,188
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	746,695
	5.000% 08/01/15	545,000	554,009
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,470,350
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,481,566
	5.625% 10/01/15	3,000,000	3,149,370
	5.625% 10/01/16	3,000,000	3,134,820
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,585,912

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	262,868
PA Northampton County General Purpose Authority
	Saint Lukes Hospital Bethlehem
	Series 2008 A:
	5.000% 08/15/20	3,480,000	3,348,908
	5.125% 08/15/21	3,715,000	3,593,185
	5.250% 08/15/22	1,965,000	1,906,129
SC Greenville Hospital Systems Board
	Greenville Hospital Systems Partners in Health
	Series 2008 A:
	5.250% 05/01/19	5,640,000	5,950,877
	5.250% 05/01/20	5,810,000	6,092,889
TN Knox County Health, Educational & Housing Facilities Board
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	7.250% 01/01/09	300,000	305,886
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	3,474,000
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,081,470
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,317,885
TX Jefferson County Health Facilities Development Corp.
	Baptist Hospitals,
	Series 2001,
	Insured: AMBAC
	5.200% 08/15/21	3,440,000	3,501,748
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,030,950

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TX Tarrant County Hospital District
	Series 2002,
	Insured: MBIA
	5.500% 08/15/13	1,355,000	1,446,747
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,565,595
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	7,141,804
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/23	13,065,000	11,517,059
	5.125% 08/15/26	10,000,000	8,523,200
Hospitals Total			234,774,592
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,578,388
	5.500% 07/01/21	1,530,000	1,463,154
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	928,260
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	1,159,596
Nursing Homes Total			6,129,398
HEALTH CARE TOTAL			303,334,186
HOUSING – 1.2%
Assisted Living/Senior – 0.1%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,848,591
Assisted Living/Senior Total			3,848,591
Multi-Family – 0.6%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30(a)	1,000,000	1,000,210

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
FL Capital Trust Agency
	Atlantic Housing Fondation,
	Series 2008 B,
	7.000% 07/15/32	1,990,000	1,993,065
	TCB Shadow Run,
	Series 2000 A,
	LIQ FAC: FNMA
	5.150% 11/01/30(a)	4,300,000	4,472,516
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	LIQ FAC: FNMA
	4.900% 02/15/32(a)	3,250,000	3,402,165
LA Housing Finance Agency
	Series 2006 A,
	4.750% 12/01/31	1,510,000	1,485,780
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	520,000	509,870
	5.500% 10/01/24	1,575,000	1,514,551
Multi-Family Total			14,378,157
Single-Family – 0.5%
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Guarantor: GNMA:
	6.000% 07/01/21(a)	200,000	202,546
	6.350% 01/01/34(a)	130,000	131,746
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,791,050
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Guarantor: GNMA
	4.500% 10/01/09	555,000	565,062
	Series 2000 A, AMT,
	Insured: MBIA
	6.300% 10/01/20	50,000	50,568
FL Housing Finance Agency
	Series 1997-2, AMT,
	Insured: MBIA
	5.750% 07/01/14	745,000	753,456
FL Housing Finance Corp.
	Series 1998-1,
	Insured: MBIA:
	4.950% 01/01/11	550,000	554,840
	4.950% 07/01/11	765,000	771,709

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
KS Sedgwick & Shawnee Counties
	Mortgage Backed Securities Program,
	Series 2003, AMT,
	Guarantor: GNMA
	6.050% 06/01/27(a)	435,000	444,683
NC Housing Finance Agency
	Series 1997 RR, AMT,
	Insured: FHA
	5.850% 09/01/28	625,000	643,075
NM Mortgage Finance Authority
	Series 1998 B-3,
	Guarantor: GNMA
	5.500% 07/01/28	260,000	261,708
	Series 2001 B-2, AMT,
	Guarantor: GNMA
	6.200% 09/01/32(a)	1,425,000	1,438,324
	Series 2002 B-2, AMT,
	Guarantor: GNMA
	6.350% 03/01/33(a)	1,080,000	1,114,992
	Series 2002 PG-A-2, AMT,
	Guarantor: GNMA
	6.450% 03/01/33(a)	720,000	727,697
OR Housing & Community Services Department Mortgage
	Series 1997 H, AMT,
	5.150% 07/01/09	50,000	50,464
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	100,000	101,191
TN Housing Development Agency
	Home Ownership Program,
	Series 1998, AMT,
	4.950% 07/01/10	1,160,000	1,187,098
Single-Family Total			13,790,209
HOUSING TOTAL			32,016,957
INDUSTRIALS – 1.5%
Forest Products & Paper – 0.7%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,349,421
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	463,635
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,423,723
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,651,324

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,329,503
Forest Products & Paper Total			19,217,606
Oil & Gas – 0.8%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,467,725
GA Main Street Natural Gas, Inc.
	Series 2007 A:
	5.125% 09/15/17	1,000,000	925,550
	5.250% 09/15/18	1,000,000	921,860
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	5,000,000	4,714,600
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A:
	5.000% 12/15/12	5,500,000	5,336,980
	5.250% 12/15/23	2,000,000	1,720,720
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	4,427,349
Oil & Gas Total			20,514,784
Other Industrial Development Bonds – 0.0%
MI Strategic Fund Limited Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	822,878
Other Industrial Development Bonds Total			822,878
INDUSTRIALS TOTAL			40,555,268
OTHER – 14.6%
Other – 1.5%
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.250% 07/01/12	12,000,000	12,640,680
	Series 2008 A,
	5.000% 07/01/14	15,000,000	15,432,300
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/13	5,000,000	5,104,450
	5.000% 12/01/15	5,000,000	5,046,700
		Other Total	38,224,130

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 2.0%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15(a)	1,000,000	1,016,590
FL Municipal Loan Council
	Series 2002 A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,071,140
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/19	1,015,000	1,040,223
FL Water Pollution Control Financing
	Series 2001,
	5.500% 01/15/13	1,390,000	1,484,923
KS Development Finance Authority
	Water Pollution Control Revolving Fund:
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,114,310
	Series 2002 II,
	5.500% 11/01/15	105,000	114,415
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	2,930,975
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,242,777
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,283,035
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,597,313
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,354
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(c) 06/01/15	2,000,000	1,524,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,218,940
	Series 2002:
	5.500% 07/01/12	15,000,000	16,191,300
	5.750% 07/01/17	2,000,000	2,228,500
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	838,733
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,058,060
TX Water Development Board
	Series 1999 B,
	5.625% 07/15/21	1,500,000	1,542,450
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,116,373
Pool/Bond Bank Total			52,624,671
Refunded/Escrowed(d) – 9.6%
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: MBIA
	5.000% 01/01/37	15,000,000	16,161,150
AL Birmingham
	Series 2001 A,
	Pre-refunded 11/01/11,
	5.250% 05/01/17	2,000,000	2,160,040
AL Special Care Facilities Financing Authority
	Charity Obligation Group,
	Series 1999 A,
	Escrowed to Maturity,
	4.625% 11/01/10	3,265,000	3,350,053
AZ School Facilities Board
	Certificates of Participation,
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	10,919,400
AZ University of Arizona
	Certificates of Participation,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.500% 06/01/15	455,000	495,486

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA Department Water Resources
	Series 2002 X,
	Escrowed to Maturity,
	5.500% 12/01/15	10,000	11,417
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.250% 06/01/33	3,265,000	3,531,653
CA Health Facilities Financing Authority
	Catholic West,
	Series 2004 H,
	Pre-refunded 07/01/11,
	4.450% 07/01/26(a)	90,000	94,542
CA State
	Series 2000,
	Pre-refunded 12/01/10,
	5.000% 12/01/16	655,000	696,363
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	7,974,766
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	(e) 06/15/21 (5.700% 06/15/11)	4,000,000	3,854,920
CT Special Tax Obligation
	Transportation Infrastructure,
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,081,890
FL Broward County
	Series 2001 A,
	Pre-refunded 01/01/11,
	5.250% 01/01/14	1,025,000	1,098,328
FL Hillsborough County School Board District
	Series 2002,
	Pre-refunded 10/01/11,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,144,800
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	Pre-refunded 10/01/09,
	5.250% 10/01/11	90,000	94,352
FL Miami-Dade County School Board
	Series 2001 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 05/01/10	2,000,000	2,111,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	4,705,000	5,498,263
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	115,000	133,201
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,086,794
FL Orlando Utilities Commission
	Series 2002 C,
	Pre-refunded 10/01/12,
	5.250% 10/01/16	1,290,000	1,406,010
FL Pinellas County Housing Authority
	Affordable Housing,
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	4.600% 12/01/10	7,000,000	7,347,690
FL Port St. Lucie Utilities
	Series 2003,
	Pre-refunded 09/01/13,
	Insured: MBIA
	5.000% 09/01/16	1,000,000	1,086,880
FL Reedy Creek Improvement District Utilities
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,638,061
FL Seminole County Sales Tax
	Series 2001,
	Pre-refunded 10/01/11,
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,410,488
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12:
	5.500% 05/01/22	1,000,000	1,097,420
	5.600% 05/01/27	4,000,000	4,403,800
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	181,870
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	49,001

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 11/01/10	500,000	539,930

HI University of Hawaii
	Series 2002 A,
	Pre-refunded 07/15/12,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,095,900
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,395,121
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,488,850
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,435,600
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,595,400
IL Kendall And Kane Counties Community Unit School District No.115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(c) 01/01/17	600,000	421,686
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	10,975,000
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,763,690
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,763,228

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
KS Development Finance Authority
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	985,493
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(c) 12/01/14	2,175,000	1,708,636
KS Shawnee County Unified School District No. 501
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/14	1,000,000	1,070,210
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,807,159
KS Wyandotte County School District No. 204
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	6.375% 09/01/11	365,000	404,340
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,890,000	2,039,480
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 2001 C,
	Pre-refunded 07/01/11,
	6.000% 07/01/17	1,205,000	1,326,211
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,216,690
ME Municipal Bond Bank
	Series 2002 A,
	Pre-refunded 11/01/11,
	5.375% 11/01/16	355,000	383,950
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,083,340
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-Refunded 07/01/13,
	Insured: FSA
	5.000% 07/01/14	7,180,000	7,794,105

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Escrowed to Maturity,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,667,430
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,647,920
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,252,340
NJ Turnpike Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	945,079
	6.000% 01/01/13	925,000	1,037,332
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,167,040
NY Environmental Facilities Corp.
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	51,826
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,363,270
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,653,823
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,761,976
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	188,022
NY New York City
	Series 2002 G,
	Pre-refunded 08/01/12,
	5.750% 08/01/18	380,000	421,838

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	407,655
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,002,818
PA Central Duaphin School District
	Series 1998 AA,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	223,194
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	318,981
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(c) 09/01/21	2,210,000	1,195,787
PA Ephrata Area School District
	Series 2001 A,
	Pre-refunded 10/15/11,
	Insured: FGIC
	5.000% 04/15/14	750,000	801,503
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	176,700
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,075,170
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,086,740
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.125% 01/15/16	10,000,000	10,687,900
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	804,975

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,122,580
TN Madison County
	Series 2002,
	Pre-refunded 04/01/12,
	5.000% 04/01/13	1,160,000	1,244,529
TX Alamo Community College District
	Series 2001,
	Pre-refunded 11/01/11,
	Insured: FSA
	5.375% 11/01/16	460,000	496,768
TX Comal Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.500% 02/01/14	575,000	614,330
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	Pre-refunded 04/01/11:
	5.000% 10/01/12	1,300,000	1,376,388
	5.000% 10/01/16	7,300,000	7,728,948
TX Grapevine
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: FGIC
	5.800% 08/15/19	1,000,000	1,069,520
TX Harris County Health Facilities Development Corp.
	St. Lukes Episcopal Hospital,
	Series 2001,
	Pre-refunded 08/15/11,
	SPA: JPMorgan Chase & Co.
	5.625% 02/15/16	2,780,000	2,993,754
TX Harris County
	Series 1992,
	Escrowed to Maturity,
	6.000% 12/15/10	1,000,000	1,083,270
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,255,810
TX Houston Community College System
	Series 2001 A,
	Pre-refunded 04/15/11,
	Insured: MBIA
	5.375% 04/15/15	480,000	513,197
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	4,965,000	5,443,427

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,345,007
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 06/01/16	10,000,000	11,059,300
TX North Harris Montgomery Community College District
	Series 2002,
	Pre-refunded 02/15/12,
	Insured: FGIC
	5.375% 02/15/16	965,000	1,043,754
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,677,438
TX San Antonio
	Series 2001,
	Escrowed to Maturity,
	5.250% 08/01/13	20,000	21,927
	Series 2002,
	Escrowed to Maturity:
	5.000% 08/01/10	145,000	152,659
	5.000% 02/01/11	30,000	31,692
	Series 2003,
	Escrowed to Maturity,
	5.000% 08/01/09	120,000	123,958
TX Spring Branch Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.375% 02/01/18	1,820,000	1,937,208
TX State
	Series 1999,
	Pre-refunded 08/01/09,
	5.250% 08/01/21	105,000	108,722
TX Tarrant County Health Facilities Development Corp.
	Harris Methodist Health Systems,
	Series 1994,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 09/01/10	1,000,000	1,041,630
TX University of Texas
	Series 2001 B,
	Pre-refunded 08/15/11,
	5.375% 08/15/15	2,500,000	2,690,050

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	Series 2003 A,
	Pre-refunded 08/15/13,
	5.375% 08/15/15	1,000,000	1,102,570
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/14	4,180,000	4,539,773
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices,
	5.250% 06/01/19	2,500,000	2,645,250
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,079,707
WI State
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,149,580
WV Hospital Finance Authority
	Charleston Area Medical Center:
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,752,040
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	7,875,000	8,643,994
Refunded/Escrowed Total			253,442,676
Tobacco – 1.5%
AR Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC:
	(c) 07/01/21	1,400,000	725,914
	(c) 07/01/23	1,000,000	457,340
CA Golden State Tobacco Securitization Corp.
	Tobacco Settlement,
	Series 2007 A-1,
	4.500% 06/01/27	3,365,000	2,974,256
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	2,150,050
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.250% 06/01/11	3,000,000	2,933,340

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	4.500% 06/01/23	6,470,000	5,770,852
	4.625% 06/01/26	10,000,000	8,182,000
	5.000% 06/01/29	2,500,000	1,921,975
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	11,650,000	10,354,170
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	4,955,650
Tobacco Total			40,425,547
OTHER TOTAL			384,717,024
OTHER REVENUE – 0.5%
Recreation – 0.5%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,816,722
	5.375% 07/01/17	1,450,000	1,547,005
	5.500% 07/01/12	1,000,000	1,080,940
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22 (f)	2,000,000	2,016,820
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17(f)	4,500,000	4,474,575
Recreation Total			11,936,062
OTHER REVENUE TOTAL			11,936,062
RESOURCE RECOVERY – 0.7%
Disposal – 0.2%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10(a)	4,000,000	3,975,600
Disposal Total			3,975,600
Resource Recovery – 0.5%
FL Palm Beach County Solid Waste Authority
	Series 1997 A,
	Insured: AMBAC
	6.000% 10/01/10	5,000,000	5,354,050

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24(a)	8,000,000	7,977,600
Resource Recovery Total			13,331,650
RESOURCE RECOVERY TOTAL			17,307,250
TAX-BACKED – 41.8%
Local Appropriated – 2.0%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	10,704,000
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,057,080
FL Broward County School Board
	Certificates of Paticipation,
	Series 2006,
	Insured: FSA
	5.000% 07/01/14	1,580,000	1,677,849
FL Broward County
	Certificates of Participation,
	Series 2004,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,061,230
FL Collier County School Board
	Certificates of Participation,
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,571,100
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/18	2,320,000	2,409,181
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,156,600
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,593,285
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: MBIA
	5.000% 06/01/19	2,000,000	2,043,860

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
FL Miami-Dade County School Board
	Series 2006,
	Insured: AMBAC
	4.750% 11/01/23	1,000,000	978,690
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,031,620
KS Johnson County Park & Recreation District
	Certificates of Participation,
	Series 2003 A,
	Insured: MBIA
	4.000% 09/01/15	100,000	99,613
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,289,338
	5.000% 04/01/13	1,000,000	1,079,210
	5.000% 04/01/14	1,415,000	1,535,671
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: FSA
	5.250% 06/01/17	1,710,000	1,860,087
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,026,090
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,169,600
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,083,300
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,483,800
SC Newberry Investing in Childrens Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,482,240
Local Appropriated Total			52,393,444
Local General Obligations – 11.5%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,479,050

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	6,843,627
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	535,170
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,265,274
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(c) 11/01/14	300,000	232,032
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: FSA
	4.500% 07/01/24	4,000,000	3,937,320
	Series 2007,
	Insured: FSA
	5.000% 07/01/20	6,230,000	6,606,790
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(c) 08/01/24	5,000,000	2,133,650
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	5,966,744
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	273,983
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(c) 09/01/20	9,310,000	5,162,488
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(c) 09/01/20	1,000,000	545,440
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(c) 08/01/20	7,285,000	3,861,633

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(c) 12/15/12	1,300,000	1,110,408
CO Jefferson County School Disctrict R-001
	Series 1997 1,
	Insured: MBIA
	6.500% 12/15/11	10,000,000	11,115,500
FL Palm Beach County
	Series 1998,
	5.500% 12/01/11	2,000,000	2,174,300
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,052,120
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,353,617
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,468,150
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,041,485
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	201,250
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,074,500
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,245,256
IL Kendall And Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured:FGIC
	(c) 01/01/17	3,050,000	2,084,462
KS Johnson County Unified School District No. 231
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	55,918
KS Johnson County Unified School District No. 232
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	161,429

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,081,933
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,170,680
KS Reno County Unified School District No. 313
	Series 1996 B,
	Insured: FSA
	5.900% 09/01/10	995,000	1,065,018
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,663,275
KS Wyandotte County Unified School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	135,000	149,036
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,269,200
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,129,300
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,103,340
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,547,207
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,769,776
NH Manchester
	Series 2004,
	Insured: MBIA:
	5.500% 06/01/18	4,215,000	4,687,628
	5.500% 06/01/19	4,450,000	4,942,125

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,627,325
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,345,774
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,700,825
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,088,100
	Series 2002 G:
	5.750% 08/01/18	620,000	664,714
	Insured: MBIA:
	5.625% 08/01/13	2,500,000	2,725,450
	5.750% 08/01/11	14,400,000	15,524,208
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,300,000
	Series 2005,
	5.000% 08/01/20	10,000,000	10,382,400
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,132,047
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,464,578
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,580,012
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	587,715
OH Mason City School District
	Series 2005,
	Insured: FGIC:
	5.250% 12/01/19	2,250,000	2,417,647
	5.250% 12/01/21	3,000,000	3,208,320
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,178,610
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,798,850

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Northampton County
	Series 1999,
	5.000% 08/15/16	345,000	353,918
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	526,420
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC
	5.000% 06/01/15	250,000	252,743
PA Philadelphia
	Series 2003 A,
	Insured: XLCA
	5.250% 02/15/15	315,000	327,137
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	545,200
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	173,313
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,080,120
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(c) 12/01/18	1,000,000	594,350
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	898,314
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,603,615
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,109,422
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,531,094

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,063,970
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,047,310
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(c) 06/01/20	2,000,000	1,139,620
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	535,140
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,077,680
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,416,796
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	414,921
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,062,560
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,790,396
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,054,308
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,083,770
TX Brownwood Independent School District
	Series 2005,
	Insured: FGIC
	5.250% 02/15/17	1,310,000	1,378,277

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Carrollton-Farmers Branch Independent School District
	Series 2005 A,
	Insured: MBIA
	5.000% 02/15/14	1,280,000	1,379,430
TX Cedar Hill Independent School District
	Series 2000,
	Guarantor: PSFG
	(c) 08/15/16	1,460,000	904,193
TX Comal Independent School District
	Series 2001,
	Guarantor: PSFG
	5.500% 02/01/14	425,000	450,283
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,726,197
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.500% 09/01/15	1,655,000	1,791,869
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,513,802
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(c) 02/15/22	2,000,000	1,013,660
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,185,940
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,039,740
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,613,023
TX Houston Independent School District
	Series 2007,
	Insured: PSFG
	4.500% 02/15/25	5,000,000	4,857,800
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,060,370
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,626,783

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,114,880
TX Johnson City Independent School District
	Series 2003,
	Guarantor: PSFG
	3.000% 02/15/09	50,000	50,259
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(c) 08/15/11	1,775,000	1,612,481
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,040,030
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,778,193
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,092,211
TX North Harris Montgomery Community College District
	Series 2001,
	Insured: MBIA
	5.375% 02/15/16	420,000	435,170
	Series 2002,
	Insured: FGIC
	5.375% 02/15/16	35,000	37,080
TX Northside Independent School District
	Series 2002 A,
	Guarantor: PSFG
	5.250% 02/15/20	800,000	838,328
TX Pearland
	Series 2005,
	Insured: MBIA
	5.000% 03/01/24	2,525,000	2,547,447
TX Rio Grande City Consolidated Independent School District
	Series 2002,
	Guarantor: PSFG
	5.000% 08/15/19	1,190,000	1,237,088
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(c) 08/15/11	3,500,000	3,179,540

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,416,098
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,069,070
TX Spring Branch Independent School District
	Series 2001,
	Guarantor: PSFG
	5.375% 02/01/18	965,000	1,006,543
TX Waxahachie Independent School District
	Series 2000,
	Guarantor: PSFG:
	(c) 08/15/15	210,000	143,273
	(c) 08/15/17	245,000	145,584
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,676,416
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,548,446
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,036,824
TX Williamson County
	Series 2005,
	Insured: MBIA
	5.000% 02/15/16	1,985,000	2,117,360
WA Clark County School District No. 117
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,918,119
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(c) 12/01/16	1,000,000	691,560
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,448,213

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,464,612
WA Spokane County School District No. 354
	Series 1998,
	Insured: FGIC
	5.250% 12/01/11	1,600,000	1,682,816
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,647,550
	5.000% 10/01/13	2,500,000	2,632,450
Local General Obligations Total			301,117,814
Special Non-Property Tax – 8.5%
AZ Scottsdale Municipal Property Corp.
	Series 2006,
	5.000% 07/01/21	3,000,000	3,201,750
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,651,650
	5.000% 07/01/18	7,700,000	8,110,564
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/20	2,040,000	2,125,823
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,321,390
	5.500% 06/15/15	1,000,000	1,111,060
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,071,040
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,605,675
FL Division Bond Finance Department
	Series 1998,
	Insured: FSA
	6.000% 07/01/13	10,000,000	11,201,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Hillsborough County Individual Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,504,101
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,618,049
	5.375% 10/01/19	3,720,000	3,901,201
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,172,320
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,034,690
	Series 2003,
	Insured: MBIA
	5.250% 10/01/19	1,080,000	1,134,918
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,724,030
FL Lee County
	Series 1997 A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,080,400
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: XLCA
	5.000% 07/01/19	5,040,000	5,246,942
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,642,702
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,065,460
	Series 2006,
	Insured: MBIA
	5.000% 12/01/26	5,790,000	5,727,931
FL Polk County Transportation Improvement
	Series 2004,
	Insured: FSA
	5.000% 12/01/25(a)	1,000,000	1,054,770
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA:
	5.750% 10/01/15	2,500,000	2,682,900
	5.750% 10/01/20	1,000,000	1,080,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(c) 12/15/17	2,540,000	1,648,231
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	1,976,013
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,104,660
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,280,551
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	1,971,480
MA Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	264,313
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,203,870
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,195,387
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,240,680
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,569,493
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	3,921,080
	5.500% 06/15/16	5,500,000	5,396,490
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,169,050
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	815,978

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NV Sparks Tourism Improvement District No.1
	Series 2008 A,
	6.500% 06/15/20	5,000,000	4,807,900
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	160,535
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,306,210
	5.250% 11/15/17	4,000,000	4,410,600
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,098,264
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,445,670
	Series 2002 A,
	5.500% 11/01/26(g) (14.000% 11/01/11)	10,000,000	10,635,700
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,746,190
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	10,959,715
NY Urban Development Corp.
	Series 2004 A,
	Insured: MBIA
	5.500% 03/15/20	29,450,000	32,648,859
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	516,840
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,068,800
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,131,220
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/27	5,000,000	5,082,350

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,181,817
	5.500% 09/01/18	1,250,000	1,289,400
TX Harris County
	Series 2004 B,
	Insured: FSA
	5.000% 08/15/32(a)	2,000,000	2,121,560
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(c) 09/01/17	2,000,000	1,299,100
	5.250% 09/01/19	1,195,000	1,242,812
	5.250% 09/01/20	1,265,000	1,301,470
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,228,510
Special Non-Property Tax Total			222,512,114
Special Property Tax – 1.5%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	930,000	912,163
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	909,390
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12	2,000,000	1,851,700
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,796,920
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	2,000,000	1,684,060
	5.650% 05/01/22	3,000,000	2,378,010
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,485,000	3,821,624
	Series 2007 B-2,
	5.125% 05/01/13	2,680,000	2,430,706
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	7,284,150

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Viera East Community Development District
	Series 2006,
	Insured: MBIA
	5.750% 05/01/19	1,910,000	2,126,575
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	9,528,700
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	890,350
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,320,000	1,306,707
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,735,632
Special Property Tax Total			40,656,687
State Appropriated – 6.8%
AZ University Arizona
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	45,000	48,114
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,114,400
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,588,395
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,283,960
FL Department Management Services Division
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,667,045
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,082,770
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,095,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
MI Building Authority
	Series 2003,
	Insured: FSA
	5.250% 10/15/14	10,000,000	10,689,600
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,087,150
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,744,325
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,071,220
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,252,740
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,611,721
	Series 2006 A:
	5.500% 12/15/21	11,030,000	12,198,959
	Insured: MBIA
	5.250% 12/15/21	10,000,000	10,653,600
NY Dormitory Authority State Supported Debt
	St. University Educational Facilities,
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/17	10,000,000	11,110,300
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(a)	1,000,000	1,050,590
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,306,827
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,342,040
	Series 1993 B,
	Insured: FSA
	5.250% 05/15/11	10,000,000	10,672,700
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,378,513
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,507,900
	Insured: FSA
	5.625% 07/01/16	500,000	553,355
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,457,080
	Insured: FGIC
	5.500% 05/15/22	6,730,000	7,285,562

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,871,657
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	537,825
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,164,160
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,214,080
	5.000% 01/01/20	10,460,000	10,925,365
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	5.750% 08/01/27(a)	4,175,000	4,254,033
	Insured: AMBAC
	5.250% 08/01/30(a)	4,240,000	4,296,053
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,546,700
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,711,505
	Series 2005 B,
	5.250% 08/01/16	13,995,000	15,519,055
	Series 2005,
	5.000% 08/01/16	6,285,000	6,806,215
State Appropriated Total			177,700,774
State General Obligations – 11.5%
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,594,365
	5.000% 07/01/15	5,000,000	5,392,000
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,660,150
	Series 2003,
	5.250% 11/01/18	1,000,000	1,045,830
	Series 2004,
	5.000% 02/01/20	750,000	765,855
	Series 2005,
	5.000% 08/01/21	5,000,000	5,098,750

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2007:
	4.500% 08/01/26	18,000,000	16,982,820
	5.000% 12/01/22	6,000,000	6,120,720
CT State
	Series 2006 D,
	5.000% 11/01/19	3,500,000	3,734,290
FL Board of Education Capital Outlay
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,264,791
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	18,814,432
	Series 2005 C,
	5.000% 06/01/13	11,830,000	12,763,978
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,900,173
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,009,270
HI State
	Series 2002 CY,
	Insured:FSA
	5.500% 02/01/12	10,000,000	10,828,200
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	11,247,510
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	6,901,552
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,396,928
	5.500% 03/01/14	750,000	827,858
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,958,393
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,293,130
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,616,650
	Series 2004 A:
	5.250% 08/01/13	11,605,000	12,704,574
	5.250% 08/01/20	10,000,000	10,877,500
	Insured: AMBAC
	5.250% 08/01/20	5,000,000	5,477,050
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2004 C,
	Insured: FSA
	5.500% 12/01/16	10,000,000	11,285,500
	Series 2007 A:
	2.426% 11/01/25(a)	10,000,000	7,900,000
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,394,737
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,061,380
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,349,770
NJ State
	Series 1992 D,
	6.000% 02/15/11	10,000,000	10,809,500
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,497,450
OH State
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,194,550
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	295,145
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	90,981
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,361,860
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	13,396,680
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,089,400
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007:
	5.750% 07/01/17	3,000,000	3,143,640
	6.250% 07/01/21	10,000,000	10,768,100
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: MBIA
	6.500% 07/01/15	4,190,000	4,676,585
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,669,729
	Series 2006 B,
	5.250% 07/01/16	5,000,000	5,095,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
SC State
	Series 2001,
	5.000% 04/01/16	5,000,000	5,279,950
TX State
	Series 2003 A,
	5.000% 10/01/23	4,815,000	4,942,453
TX Water Financial Assistance
	Series 1999,
	5.250% 08/01/21	350,000	357,179
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,759,800
VI Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	204,936
WA State
	Series 2002,
	Insured: MBIA
	5.000% 01/01/18	10,000,000	10,354,800
State General Obligations Total			303,256,294
TAX-BACKED TOTAL			1,097,637,127
TRANSPORTATION – 7.6%
Air Transportation – 0.3%
TN Memphis Shelby County Airport Authority
	FedEx Corp.:
	Series 1997,
	5.350% 09/01/12	6,180,000	6,315,898
	Series 2002,
	5.050% 09/01/12	1,000,000	986,990
Air Transportation Total			7,302,888
Airports – 2.1%
AZ Tucson Airport Authority, Inc.
	Series 2001, AMT,
	Insured: AMBAC
	5.500% 06/01/12	500,000	514,065
CO Denver City & County
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,140,190
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,615,725
IL Chicago O’Hare International Airport
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,843,548

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	Series 2005,
	Insured: MBIA
	5.250% 01/01/17	10,000,000	10,491,700
MA Port Authority
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	8,000,000	8,632,160
MO St. Louis Airport Revenue
	Series 2007,
	Insured: FSA:
	5.000% 07/01/21	12,150,000	12,302,118
	5.000% 07/01/25	2,000,000	1,981,900
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,805,430
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,013,900
Airports Total			54,340,736
Toll Facilities – 3.8%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured:MBIA
	(c) 01/15/12	7,600,000	6,650,152
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(c) 09/01/12	10,000,000	8,478,600
	Series 2000 B,
	Insured: MBIA
	(c) 09/01/18	1,500,000	881,085
FL Orlando & Orange County Expressway Authority
	Series 1990,
	Insured: FGIC
	6.500% 07/01/10	2,000,000	2,144,480
FL Turnpike Authority
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/01/21	3,000,000	3,103,920
ILToll Highway Authority
	Series 2006 A-1,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,124,740

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,051,649
	5.250% 09/01/16	1,230,000	1,361,745
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,270,435
	6.000% 01/01/13	275,000	302,307
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,312,074
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	11,999,772
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,355,700
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.000% 11/15/20	6,000,000	6,194,460
	Series 2008 B-1,
	5.000% 11/15/25(a)	5,000,000	5,289,150
	Series 2008 D,
	5.000% 11/15/22	10,000,000	10,374,100
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC:
	5.500% 02/15/21	2,000,000	2,179,800
	5.500% 02/15/24	1,000,000	1,087,490
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	532,190
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,072,380
TX North Tollway Authority
	First Tier:
	Series 2008 A,
	6.000% 01/01/22	14,000,000	14,856,940
	Series 2008 E-3,
	5.750% 01/01/38(a)	8,650,000	9,080,251
Toll Facilities Total			99,703,420
Transportation – 1.4%
FL Osceola County Transportation
	Series 2004,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,047,620

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,645,929
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	13,194,005
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	373,740
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,316,262
NJ Transportation Trust Fund Authority
	Series 2006 A,
	Insured: FSA
	5.250% 12/15/22	4,000,000	4,314,760
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA:
	5.000% 11/15/20	5,000,000	5,317,000
	5.000% 11/15/21	3,000,000	3,164,160
Transportation Total			37,373,476
TRANSPORTATION TOTAL			198,720,520
UTILITIES – 15.1%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,043,860
Independent Power Producers Total			7,043,860
Investor Owned – 1.4%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insurer: AMBAC
	4.900% 07/01/22	4,600,000	4,468,762
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	11,381,139
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25(a)	2,000,000	2,028,460

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES– (continued)
Investor Owned – (continued)
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,479,015
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36(a)	5,195,000	4,765,477
	Series 2003 D,
	5.400% 10/01/29(a)	6,100,000	5,383,372
TX Sabine River Authority
	TXU Energy Co. LLC:
	Series 2001 A,
	5.500% 05/01/22(a)	6,265,000	5,811,477
	Series 2001 B, AMT,
	5.750% 05/01/30(a)	2,995,000	2,747,373
Investor Owned Total			38,065,075
Joint Power Authority – 1.8%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	526,945
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,945,608
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,632,817
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,091,570
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	3,200,000	3,384,960
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,068,130
SC Public Service Authority
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/11	10,000,000	10,643,300
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(c) 09/01/15	250,000	182,408

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,534,131
	6.000% 10/01/16	3,000,000	3,073,950
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA:
	5.500% 07/01/16	4,675,000	5,003,699
	5.750% 07/01/18	1,000,000	1,066,560
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	4,978,300
Joint Power Authority Total			46,132,378
Municipal Electric – 5.6%
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,729,700
	6.000% 05/01/13	2,000,000	2,210,840
	Insured: AMBAC
	5.500% 05/01/14	6,000,000	6,479,400
	Series 2008 H,
	5.000% 05/01/21	10,000,000	10,404,100
CA Los Angeles Department of Water & Power
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/13	10,000,000	10,812,600
CO Colorado Springs Utilities
	Series 2001 A,
	5.250% 11/15/10	10,000,000	10,588,200
FL Gainesville Utilities Systems
	Series 1992 B,
	6.500% 10/01/11	3,000,000	3,329,640
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: MBIA
	5.000% 10/01/19	1,000,000	1,041,910
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: FSA
	5.250% 10/01/15	2,235,000	2,400,256
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,070,530

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
NY Long Island Power Authority
	Series 2006 A,
	Insured: FGIC
	5.000% 12/01/19	10,000,000	10,249,400
OH American Municipal Power, Inc.,
	Series 2008:
	5.250% 02/15/20	4,060,000	4,212,291
	5.250% 02/15/22	4,810,000	4,922,217
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,226,680
	Series 2002 KK,
	Insured: FSA:
	5.250% 07/01/12	1,000,000	1,066,140
	5.500% 07/01/15	10,000,000	10,929,800
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,026,300
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/26	10,450,000	10,959,020
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,305,790
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,174,480
	Series 2002,
	Insured: FSA
	5.500% 11/15/12	2,410,000	2,634,202
	Subordinated Lien,
	Series 1998,
	Insured: MBIA
	5.250% 05/15/18	1,100,000	1,195,447
TX San Antonio Electric & Gas
	Series 1998 A,
	5.250% 02/01/16	5,190,000	5,310,408
	Series 2002,
	5.375% 02/01/14	2,500,000	2,751,725
	Series 2005,
	5.000% 02/01/18	10,000,000	10,559,800
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	10,990,942
Municipal Electric Total			146,581,818

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES– (continued)
Water & Sewer – 6.0%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,827,378
CA Department Water Resources
	Series 2002 X,
	5.500% 12/01/15	990,000	1,104,493
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,267,350
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,171,690
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,111,460
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,048,510
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,231,873
FL Holly Hill Water & Sewer
	Series 2002,
	Insured: MBIA
	5.000% 10/01/15	745,000	781,900
FL Hollywood Water & Sewer
	Series 2003,
	Insured: FSA
	5.000% 10/01/17	1,070,000	1,131,921
FL Miami-Dade County Florida Water And Sewer
	Series 2008 B,
	Insured: FSA
	5.250% 10/01/21	20,000,000	20,923,200
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,445,000	2,447,567
FL Municipal Loan Council
	Series 2002 B,
	Insured: MBIA
	5.375% 08/01/16	1,485,000	1,563,512

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES– (continued)
Water & Sewer – (continued)
FL Orlando Utilities Commission
	Series 2002 C,
	5.250% 10/01/16	210,000	225,261
FL Sarasota County Utilities Systems
	Series 2002 C,
	Insured: FGIC
	5.250% 10/01/16	1,000,000	1,057,910
FL Sebring Water & Wastewater
	Series 2002,
	Insured: FGIC
	5.250% 01/01/14	1,030,000	1,077,370
FL Tallahassee Conservative Utilities System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,470,887
	5.500% 10/01/18	1,000,000	1,112,480
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,114,491
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,630,440
FL Tohopekaliga Water Utilities Authority
	Series 2003 B,
	Insured: FSA
	5.250% 10/01/17	1,110,000	1,195,137
FL Winter Park Water & Sewer
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,496,241
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	16,339,465
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,084,574
KS Wyandotte County Unified Government Utility System
	Series 2004 B,
	Insured: FSA
	5.000% 09/01/32	2,000,000	1,999,920
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,117,500
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: FSA
	5.000% 07/01/14	2,820,000	2,989,849

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NY Municipal Water Finance Authority
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	10,000,000	10,727,400
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,043,190
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	788,640
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/15	5,535,000	5,995,899
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	280,131
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	523,240
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,246,854
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.000% 07/15/14	1,000,000	1,058,850
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,063,080
TX Dallas Waterworks & Sewer Systems
	Series 2003,
	Inured: FSA
	5.375% 10/01/12	10,000,000	10,900,800
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,051,750
TX Houston Water & Sewer System
	Junior Lien:
	Series 1991 C,
	Insured: AMBAC
	(c) 12/01/11	4,000,000	3,576,240

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,043,792
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,204,459
TX Nueces River Authority
	Series 2005,
	Insured: FSA
	5.000% 07/15/15	1,000,000	1,082,060
TX San Antonio
	Series 2005,
	Insured: MBIA
	5.000% 05/15/14	1,000,000	1,077,280
TX Trinity River Authority
	Series 2005,
	Insured: MBIA:
	5.000% 02/01/17	1,000,000	1,050,930
	5.000% 02/01/18	1,000,000	1,043,520
VA Upper Occoquan Sewage Authority Regional Sewage
	Series 2005,
	Insured: FSA
	5.000% 07/01/22	16,680,000	17,300,829
Water & Sewer Total			158,581,323
UTILITIES TOTAL			396,404,454

	Total Municipal Bonds (cost of $2,560,881,414)		2,574,900,527

		Shares
Investment Company – 0.7%
	Dreyfus Tax- Exempt Cash Management Fund (7 day yield of 2.130%)	19,123,756	19,123,756

	Total Investment Company (cost of $19,123,756)		19,123,756

		Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES(h) – 0.5%
FL Collier County Health Facilities Authority
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.050% 01/01/35	1,000,000	1,000,000
MO Health & Educational Facilities Authority Revenue
	Washington University:
	Series 1996 D,
	LOC: JPMorgan Chase Bank
	2.100% 09/01/30	1,200,000	1,200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(h) – (continued)
	Series 2000 C,
	LOC: JPMorgan Chase Bank
	2.850% 03/01/40	200,000	200,000
NH Health & Education Facilities Authority
	Dartmouth College:
	Series 2007 A,
	LOC: JPMorgan Chase Bank
	2.500% 06/01/31	3,600,000	3,600,000
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	2.500% 06/01/41	4,000,000	4,000,000
VA Roanoke Industrial Development Authority
	Bedford Memorial Hospital
	Series 2005 C2-CA,
	SPA: Wachovia Bank N.A.
	2.100% 07/01/27	1,200,000	1,200,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	2.050% 04/01/34	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			11,300,000

	Total Short-Term Obligations (cost of $11,300,000)		11,300,000

Total Investments – 99.2% (cost of $2,591,305,170)(i)(j)	$2,605,324,283

Other Assets & Liabilities, Net – 0.8%	21,518,567

Net Assets – 100.0%	$2,626,842,850

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(b)	Security purchased on a delayed delivery basis.

(c)	Zero coupon bond.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities, which are not illiquid, amounted to $6,491,395, which represents 0.2% of net assets.

(g)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rate change periodically and the interest rates shown reflect the rates at July 31, 2008.

(i)	Cost for federal income tax purposes is $2,591,246,654.

(j)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$55,385,486	$(41,307,857)	$14,077,629

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
AGO	Assured Guaranty Corp.
CMI	California Mortgage Insurance
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 16.4%
Education – 16.2%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: MBIA
	5.000% 05/01/16	530,000	556,203
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,404,092
	Brandeis University,
	Series 2008,
	5.000% 10/01/20(a)	750,000	793,590
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,469,941
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,508,425
	5.000% 01/01/23	1,000,000	995,890
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	210,630
	Mount Holyoke College:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,449,281
	Series 2008,
	5.000% 07/01/23	1,285,000	1,329,654
	Wheelock College,
	Series 2007 C,
	5.000% 10/01/17	1,250,000	1,278,637
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: MBIA
	5.000% 09/01/22	1,710,000	1,746,235
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	644,256
	Boston College:
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,078,300
	Series 2008,
	5.500% 06/01/24	3,000,000	3,351,420
	Brandeis University,
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,005,660
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,070,540
	Series 2001 DD,
	5.000% 07/15/35	4,500,000	4,535,505

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,087,160
	5.375% 07/01/17	2,275,000	2,563,015
	5.500% 07/01/22	1,000,000	1,134,780
	Series 2004 M:
	5.250% 07/01/19	610,000	680,321
	5.250% 07/01/24	1,600,000	1,777,744
	Northeastern University:
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,194,427
	Series 2008 R,
	5.000% 10/01/24	3,570,000	3,595,240
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,027,320
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,681,815
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	651,553
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,858,529
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	1,999,037
MA University of Massachusetts Building Authority
	Series 2000 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,513,840
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	540,195
	Series 2008,
	Insured: FSA
	5.000% 05/01/21	1,510,000	1,579,520
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,063,580
Education Total			54,376,335

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.2%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	529,995
Prep School Total			529,995
EDUCATION TOTAL			54,906,330
HEALTH CARE – 10.3%
Continuing Care Retirement – 0.6%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007:
	5.000% 10/01/17	1,675,000	1,570,530
	5.000% 10/01/18	515,000	476,216
Continuing Care Retirement Total			2,046,746
Health Services – 0.4%
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,186,774
Health Services Total			1,186,774
Hospitals – 8.3%
MA Boston Special Obligation
	Boston Medical Center,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,219,750
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	939,635
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,529,850
	Caregroup, Inc.:
	Series 2004 D,
	Insured: MBIA
	5.250% 07/01/22	1,000,000	1,009,190
	Series 2008 E-2,
	5.375% 07/01/19	3,000,000	3,044,790
	Milford Regional Medical Center Issue,
	Series 2007 E:
	5.000% 07/15/17	1,050,000	1,010,363
	5.000% 07/15/22	2,500,000	2,270,250
	Partners Healthcare Systems, Inc.:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,808,325
	Series 2001 C,
	5.750% 07/01/21	750,000	783,383

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,090,840
	Series 2007,
	5.000% 07/01/18	1,950,000	2,042,781
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,039,680
Hospitals Total			27,788,837
Intermediate Care Facilities – 0.4%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/20	1,355,000	1,282,372
Intermediate Care Facilities Total			1,282,372
Nursing Homes – 0.6%
MA Development Finance Agency
	First Mortgage VOA Concord Assisted Living, Inc.,
	Series 2007:
	5.000% 11/01/17	900,000	817,731
	5.125% 11/01/27	1,500,000	1,249,305
Nursing Homes Total			2,067,036
HEALTH CARE TOTAL			34,371,765
OTHER – 18.4%
Other – 1.0%
MA Boston Housing Authority Capital Program
	Seies 2008,
	Insured: FSA
	5.000% 04/01/20	2,135,000	2,248,262
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,052,700
Other Total			3,300,962
Pool/Bond Bank – 4.4%
MA Water Pollution Abatement Revenue
	Series 1995 A,
	5.400% 08/01/11	25,000	25,063
	Series 1999 5,
	5.750% 08/01/16	95,000	99,279
	Series 2001 7,
	5.250% 02/01/10	2,000,000	2,091,400
	Series 2002,
	5.000% 08/01/11	1,000,000	1,065,350
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,326,010

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	Series 2005 11,
	5.250% 08/01/19	4,465,000	4,939,763
	Series 2006,
	Insured: FSA
	5.250% 08/01/20	3,000,000	3,316,620
Pool/Bond Bank Total			14,863,485
Refunded/Escrowed(b) – 12.9%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10:
	5.750% 07/01/14	915,000	974,905
	5.750% 07/01/18	915,000	974,905
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(c) 05/01/28	4,000,000	1,490,880
MA Consolidated Loan
	Series 2000 A,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,737,430
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,216,690
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,075,340
	Higher Education,
	Smith College,
	Series 2000,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,150,100
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,156,360
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	652,236
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,103,843
	5.000% 10/01/17	510,000	554,640
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,085,060

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,607,647
MA Holden
	Municipal Purpose Loan,
	Series 2000,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,541,265
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	315,000	335,513
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA:
	5.375% 06/15/33	2,500,000	2,643,375
	5.750% 06/15/13	1,000,000	1,064,180
	5.750% 06/15/14	2,000,000	2,128,360
	5.750% 06/15/15	2,000,000	2,128,360
	5.750% 06/15/18	1,000,000	1,064,180
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,132,635
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,211,175
MA Springfield
	Municipal Purpose Loan:
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	6.000% 10/01/16	1,000,000	1,054,560
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,613,625
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	262,725
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,200,240

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
MA Water Pollution Abatement Revenue
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	993,625
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	242,442
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	265,853
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	1,220,000	1,314,086
	Series 2000 D,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,063,150
Refunded/Escrowed Total			43,039,385
Tobacco – 0.1%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	500,885
Tobacco Total			500,885
OTHER TOTAL			61,704,717
TAX-BACKED – 38.7%
Local General Obligations – 12.1%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,698,106
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,170,157
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,421,860
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,087,800
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,019,395
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,489,861

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,222,343
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,536,203
MA Groton-Dunstable Regional School District
	Series 2001,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,292,495
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,063,410
MA Lawrence
	Series 2006,
	Insured: FSA
	5.000% 02/01/18	1,500,000	1,620,315
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,046,400
	5.000% 02/01/13	1,215,000	1,287,450
MA Medford
	Series 2001,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,842,982
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,058,110
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,049,540
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,805,868
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,675,816

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Springfield
	Series 2007,
	Insured: FSA
	4.500% 08/01/21	2,000,000	2,033,080
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,071,700
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	518,355
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,029,124
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	247,377
Local General Obligations Total			40,287,747
Special Non-Property Tax – 10.1%
MA Bay Transportation Authority
	Series 2000 A:
	5.750% 07/01/14	85,000	89,866
	5.750% 07/01/18	85,000	89,866
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,064,070
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,353,750
	5.250% 07/01/17	1,000,000	1,109,960
	5.250% 07/01/19	625,000	685,994
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,109,680
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	2,890,000	3,214,778
	Series 2005,
	5.000% 07/01/20	2,500,000	2,682,275
	Series 2006 A,
	5.250% 07/01/22	3,500,000	3,826,130
	Series 2008 B,
	5.000% 07/01/23	910,000	970,251
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,533,825
MA School Building Authority Dedicated Sales Tax Revenue
	Series 2007 A,
	Insured: AMBAC
	5.000% 08/15/18	5,000,000	5,345,150

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,104,410
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,567,920
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	777,383
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	3,000,000	3,126,480
Special Non-Property Tax Total			33,651,788
State Appropriated – 1.2%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,103,635
	6.000% 08/01/17	540,000	590,252
	6.000% 08/01/21	1,750,000	1,866,253
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30(d)	500,000	506,610
State Appropriated Total			4,066,750
State General Obligations – 15.3%
MA State
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	3,927,070
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,616,650
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,560,200
	Insured: FSA
	5.500% 10/01/19	3,500,000	3,921,960
	Insured: MBIA
	5.500% 10/01/20	2,500,000	2,784,750
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,477,050
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,289,800

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,567,500
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,229,869
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/22	4,000,000	4,367,160
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(d)	2,000,000	2,009,800
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30(d)	1,900,000	1,900,589
	Series 2006 A,
	5.250% 07/01/22	850,000	831,096
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,790,880
State General Obligations Total			51,274,374
TAX-BACKED TOTAL			129,280,659
TRANSPORTATION – 5.4%
Airports – 2.9%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,617,990
	5.000% 07/01/22	4,500,000	4,643,100
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	3,000,000	3,237,060
Airports Total			9,498,150
Toll Facilities – 1.0%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	1,937,980
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,434,495
Toll Facilities Total			3,372,475
Transportation – 1.5%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(c) 06/15/15	4,000,000	3,029,080

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	1,900,000	2,002,201
Transportation Total			5,031,281
TRANSPORTATION TOTAL			17,901,906
UTILITIES – 8.8%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,630,700
Joint Power Authority Total			2,630,700
Municipal Electric – 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,075,560
	Series 2002 LL,
	5.500% 07/01/17	2,400,000	2,525,040
Municipal Electric Total			3,600,600
Water & Sewer – 7.0%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	780,000	839,553
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,301,888
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/14	2,870,000	3,155,163
	5.250% 08/01/15	3,000,000	3,306,420
	5.250% 08/01/18	1,000,000	1,099,860
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	6,579,780
	Series 2007 B,
	Insured: FSA
	5.250% 08/01/23	5,500,000	6,003,085

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue
	Refunding Senior Lien,
	Series 2008 A,
	Insured: AGO
	5.000% 07/01/16	1,000,000	1,058,210
Water & Sewer Total			23,343,959
UTILITIES TOTAL			29,575,259

	Total Municipal Bonds (cost of $324,121,004)		327,740,636

		Shares
Investment Company – 0.6%
	Dreyfus Tax- Exempt Cash Management Fund (7 day yield of 2.130%)	2,154,047	2,154,047

	Total Investment Company (cost of $2,154,047)		2,154,047

		Par ($)
Short-Term Obligations – 0.7%
VARIABLE RATE DEMAND NOTES (e) – 0.7%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	1.600% 11/01/49	1,500,000	1,500,000
	Partners Healthcare Systems, Inc.,
	Series 2003 D-5,
	1.850% 07/01/17	700,000	700,000
VARIABLE RATE DEMAND NOTES TOTAL			2,200,000

	Total Short-Term Obligations (cost of $2,200,000)		2,200,000

	Total Investments – 99.3% (cost of $328,475,051)(f)(g)		332,094,683

	Other Assets & Liabilities, Net – 0.7%		2,414,595

	Net Assets – 100.0%		334,509,278

13

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(f)	Cost for federal income tax purposes is $328,426,435.

(g)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,664,683	$(2,996,435)	$3,668,248

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

14

INVESTMENT PORTFOLIO
July 31, 2008 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 23.5%
Education – 20.0%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,130,542
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/42	2,000,000	1,958,320
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,052,730
	Series 2005 T-1,
	5.000% 10/01/39	2,000,000	1,917,640
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	4,000,000	4,267,040
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,489,725
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	1,000,000	1,093,720
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,225,461
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.375% 07/01/17	4,250,000	4,788,050
	5.500% 07/01/32	1,500,000	1,687,470
	Northeastern University,
	Series 2008 R,
	5.000% 10/01/28	1,000,000	996,160
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,401,513
	5.500% 08/15/18	1,000,000	1,123,970
Education Total			28,132,341
Prep School – 2.5%
MA Development Finance Agency
	Dexter School,
	Series 2007,
	4.500% 05/01/26	1,600,000	1,513,696
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,000,980

1

		Par ($)	Value ($)
Municipal Bonds –(continued)
EDUCATION –(continued)
Prep School –(continued)
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	979,040
Prep School Total			3,493,716
Student Loan –1.0%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,355,021
Student Loan Total			1,355,021
EDUCATION TOTAL			32,981,078
HEALTH CARE –11.2%
Continuing Care Retirement –2.0%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	950,190
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42	1,000,000	850,650
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,036,350
Continuing Care Retirement Total			2,837,190
Health Services – 0.8%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	1,103,940
Health Services Total			1,103,940
Hospitals – 5.5%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,053,460
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	806,021
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,522,575
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,481,973

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(a) 08/01/10	3,000,000	2,834,700
Hospitals Total			7,698,729
Intermediate Care Facilities – 1.0%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	639,997
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	850,000	832,337
Intermediate Care Facilities Total			1,472,334
Nursing Homes – 1.9%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	825,000	858,709
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	1,955,000	1,756,685
Nursing Homes Total			2,615,394
HEALTH CARE TOTAL			15,727,587
HOUSING – 1.7%
Assisted Living/Senior – 0.7%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	885,967
Assisted Living/Senior Total			885,967
Multi-Family – 1.0%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,430,400
Multi-Family Total			1,430,400
HOUSING TOTAL			2,316,367
OTHER – 25.4%
Other – 2.9%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,252,920
	Series 2008 A,
	Insured: AGO
	4.500% 01/01/39	2,000,000	1,789,980
Other Total			4,042,900

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 2.8%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,854,000
	Series 2002-8,
	5.000% 08/01/17	20,000	21,266
	Series 2005-11,
	4.750% 08/01/23	25,000	25,507
	Series 2006,
	5.250% 08/01/24	1,000,000	1,102,970
Pool/Bond Bank Total			4,003,743
Refunded/Escrowed(b) – 19.7%
MA College Building Authority
	Series 1999 A,
	Insured: MBIA,
	Escrowed to Maturity:
	(a) 05/01/18	7,760,000	5,099,406
	(a) 05/01/23	6,000,000	2,954,940
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	983,789
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	232,791
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,530,740
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	5,100,000	5,982,504
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	667,096
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,590
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity:
	5.375% 06/01/15	1,000,000	1,093,950
	5.375% 06/01/19	2,190,000	2,380,180

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	600,000	684,373
Refunded/Escrowed Total			27,615,359
OTHER TOTAL			35,662,002
OTHER REVENUE – 1.4%
Hotels – 1.4%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,250,000	2,012,063
Hotels Total			2,012,063
OTHER REVENUE TOTAL			2,012,063
TAX-BACKED – 19.3%
Local General Obligations – 1.0%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,473,013
Local General Obligations Total			1,473,013
Special Non-Property Tax – 7.8%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,640,835
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,118,250
	Series 2008 B,
	5.250% 07/01/27	710,000	778,266
MA State Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,673,325
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,170,860
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,500,000	1,563,240

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	984,420
Special Non-Property Tax Total			10,929,196
State General Obligations – 10.5%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,800,405
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,216,775
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,465,250
MA State
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,121,790
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	500,418
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,093,630
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	5.500% 07/01/14	495,000	515,488
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 1998,
	5.250% 07/01/18	1,000,000	1,018,140
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	1,910,440
	Series 2007 A,
	5.500% 07/01/21	1,000,000	1,020,830
State General Obligations Total			14,663,166
TAX-BACKED TOTAL			27,065,375
TRANSPORTATION – 4.5%
Air Transportation – 1.3%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,768,420
Air Transportation Total			1,768,420

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 2.4%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	2,000,000	2,017,740
	Series 2007 A,
	Insured: FSA
	4.500% 07/01/37	1,500,000	1,360,410
Airports Total			3,378,150
Toll Facilities – 0.8%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(a) 01/01/20	2,000,000	1,145,700
Toll Facilities Total			1,145,700
TRANSPORTATION TOTAL			6,292,270
UTILITIES – 11.2%
Municipal Electric – 2.8%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,029,020
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,424,355
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	1,000,000	1,029,530
	Series 2008 WW,
	5.000% 07/01/28	500,000	490,095
Municipal Electric Total			3,973,000
Water & Sewer – 8.4%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,076,400
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,182,012
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	418,248
	Insured: MBIA
	5.250% 12/01/15	1,070,000	1,157,462
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,097,940

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.500% 08/01/21	2,500,000	2,792,150
Water & Sewer Total			11,724,212
UTILITIES TOTAL			15,697,212

	Total Municipal Bonds (cost of $133,835,203)		137,753,954

		Shares
Investment Company – 0.1%
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 1.880%)	96,472	96,472

	Total Investment Company (cost of $96,472)		96,472

		Par ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES (c) – 0.9%
Variable Rate Demand Notes – 0.9%
MA Development Finance Agency
	Harvard University,
	Series 2006 B-1,
	1.800% 07/15/36	200,000	200,000
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	1.600% 11/01/49	1,000,000	1,000,000
Variable Rate Demand Notes Total			1,200,000
VARIABLE RATE DEMAND NOTES TOTAL			1,200,000

	Total Short-Term Obligations (cost of $1,200,000)		1,200,000

	Total Investments – 99.2% (cost of $135,131,675)(d)(e)		139,050,426

Other Assets & Liabilities, Net – 0.8%			1,191,988

Net Assets – 100.0%			140,242,414

8

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(d)	Cost for federal income tax purposes is $134,858,974.

(e)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$7,054,434	$(2,862,982)	$4,191,452

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

9

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.2%
EDUCATION – 14.3%
Education – 13.5%
NY Dormitory Authority
	Columbia University:
	Series 2007,
	5.000% 07/01/29	1,000,000	1,024,540
	Series 2008 A,
	5.000% 07/01/38	500,000	508,980
	Cornell University,
	Series 2006 B,
	5.000% 07/01/31	1,000,000	1,014,320
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,242,360
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,065,630
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/30	1,000,000	1,007,750
	University of Rochester:
	Series 2000 A,
	Insured: MBIA
	(a) 07/01/14
	(5.700% 07/01/10)	370,000	352,347
	Series 2007,
	5.000% 07/01/27	1,000,000	1,010,220
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	444,640
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	969,450
Education Total			9,640,237
Prep School – 0.8%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	591,319
Prep School Total			591,319
EDUCATION TOTAL			10,231,556

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – 12.5%
Continuing Care Retirement – 2.7%
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	750,000	736,102
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,183,878
Continuing Care Retirement Total			1,919,980
Hospitals – 7.3%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/32	750,000	696,547
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	914,750
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	951,880
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	970,910
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	636,981
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	256,928
	Series 2007 B,
	5.250% 12/01/32	500,000	467,425
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	320,000	326,102
Total Hospitals			5,221,523
Nursing Homes – 2.5%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	604,882
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,110,000	1,174,891
Nursing Homes Total			1,779,773
HEALTH CARE TOTAL			8,921,276

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 5.5%
Assisted Living/Senior – 4.2%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,444,965
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	979,820
	6.200% 06/01/29	615,000	576,741
Assisted Living/Senior Total			3,001,526
Single-Family – 1.3%
NY Mortgage Agency
	Series 2007 148,
	5.200% 10/01/32	1,000,000	904,430
Single-Family Total			904,430
HOUSING TOTAL			3,905,956
OTHER – 11.4%
Other – 0.7%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	532,521
Other Total			532,521
Pool/Bond Bank – 4.4%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,120,910
	Series 2006 A,
	4.750% 06/15/31	1,000,000	987,580
	Series 2008 A,
	5.000% 06/15/37	1,000,000	1,013,950
Pool/Bond Bank Total			3,122,440
Recreation – 1.1%
NY Trust Cultural Resources
	Museum Modern Art
	Series 2008 1A
	5.000% 04/01/31	750,000	760,095
Recreation Total			760,095

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – 5.2%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(c) 07/01/25	3,000,000	1,340,310
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: MBIA
	(a) 07/01/14
	(5.700% 07/01/10)	630,000	606,136
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,112,288
NY Triborough Bridge & Tunnel Authority
	Series 1993 B,
	Escrowed to Maturity,
	5.000% 01/01/20	500,000	539,690
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	112,341
Refunded/Escrowed Total			3,710,765
OTHER TOTAL			8,125,821
TAX-BACKED – 29.3%
Local Appropriated – 2.4%
NY Dormitory Authority
	Series 2001 2-4,
	4.750% 01/15/30	1,000,000	955,900
	Westchester County,
	Series 1998,
	(c) 08/01/19	1,200,000	733,452
Local Appropriated Total			1,689,352
Local General Obligations – 1.6%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,171,649
Local General Obligations Total			1,171,649
Special Non-Property Tax – 20.6%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,333,772

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,035,700
	6.000% 04/01/14	3,945,000	4,349,441
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	984,420
Special Non-Property Tax Total			14,703,333
State Appropriated – 4.7%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,237,220
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,146,980
State Appropriated Total			3,384,200
TOTAL TAX-BACKED			20,948,534
TRANSPORTATION – 12.6%
Air Transportation – 3.3%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	7.750% 08/01/31	1,000,000	846,510
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,472,430
Air Transportation Total			2,318,940
Ports – 3.0%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,121,720
Ports Total			2,121,720
Toll Facilities – 4.5%
NY Thruway Authority
	Series 2007,
	Insured: FGIC
	5.000% 01/01/27	1,000,000	1,021,050
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	1,000,000	1,104,640
	5.500% 11/15/20	1,000,000	1,101,590
Toll Facilities Total			3,227,280

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.8%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,315,900
Transportation Total			1,315,900
TRANSPORTATION TOTAL			8,983,840
UTILITIES – 11.6%
Independent Power Producers – 1.3%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	911,670
Independent Power Producers Total			911,670
Investor Owned – 3.4%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	9.701% 04/01/20(d)	1,500,000	1,566,240
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	917,080
Investor Owned Total			2,483,320
Municipal Electric – 4.6%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA
	(c) 06/01/18	1,000,000	651,580
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,589,625
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,047,320
Municipal Electric Total			3,288,525
Water & Sewer – 2.3%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	702,420

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NY New York City Municipal Water Finance Authority
	Series 2008,
	4.500% 06/15/38	1,000,000	927,200
Water & Sewer Total			1,629,620
UTILITIES TOTAL			8,313,135

	Total Municipal Bonds (cost of $67,401,964)		69,430,118

		Shares
Investment Company – 1.3%
	Dreyfus Cash Management Plus, Inc. (7 day yield of 2.660%)	914,022	914,022

	Total Investment Company (cost of $914,022)		914,022

		Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (e) – 0.5%
NY New York City
	Series 1993 A-8,
	LOC: Morgan Guaranty Trust:
	2.000% 08/01/17	100,000	100,000
	2.000% 08/01/18	100,000	100,000
	Sub-Series 1993 A-7
	LOC: Morgan Guaranty Trust
	2.350% 08/01/21	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTES			400,000

	Total Short-Term Obligations (cost of $400,000)		400,000

7

Total Investments – 99.0% (cost of $68,715,986)(f)(g)	$70,744,140

Other Assets & Liabilities, Net – 1.0%	700,606

Net Assets – 100.0%	$71,444,746

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(f)	Cost for federal income tax purposes is $68,000,461.

(g)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,623,056	$(1,879,377)	$2,743,679

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

8

INVESTMENT PORTFOLIO
July 31, 2008 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.0%
EDUCATION – 4.8%
Education – 4.8%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,060,490
	Georgian Court University,
	Series 2007 D,
	5.250% 07/01/27	500,000	483,680
	Rowan University,
	Series 2008 B,
	Insured: AGO
	5.000% 07/01/23	750,000	779,708
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	209,562
	Stevens Institute of Technology,
	Series 1998 I,
	5.000% 07/01/09	110,000	111,235
NJ Rutgers State University
	Series 1997 U,
	5.000% 05/01/14	500,000	505,995
Education Total			3,150,670
EDUCATION TOTAL			3,150,670
HEALTH CARE – 5.9%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	675,000	583,672
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	388,456
Continuing Care Retirement Total			972,128
Hospitals – 4.4%
NJ Economic Development Authority
	University of Medicine and Dentistry of New Jersey,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	321,477
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	552,799
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: MBIA
	5.000% 01/01/18	500,000	501,190
	Series 2000:
	5.700% 01/01/11	500,000	519,395
	5.875% 01/01/15	500,000	514,355

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	493,800
Hospitals Total			2,903,016
HEALTH CARE TOTAL			3,875,144
HOUSING – 1.2%
Multi-Family – 1.2%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	165,000	169,213
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	137,315
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	495,710
Multi-Family Total			802,238
HOUSING TOTAL			802,238
INDUSTRIALS – 0.4%
Oil & Gas – 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	300,000	282,876
Oil & Gas Total			282,876
INDUSTRIALS TOTAL			282,876
OTHER – 23.4%
Pool/Bond Bank – 1.4%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	510,800
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13	305,000	305,753
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	114,089
Pool/Bond Bank Total			930,642

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – 20.5%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	120,000	127,951
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	523,085
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,231,180
NJ Cherry Hill Township
	Series 1999,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	517,150
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	263,878
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	214,256
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,032,030
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	262,735
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity
	5.000% 07/01/10	1,120,000	1,174,421
	William Patterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	528,270
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	534,840

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	529,565
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,156,340
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	317,574
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	413,439
NJ Sports & Exposition Authority
	Series 2000 C,
	Escrowed to Maturity,
	5.000% 03/01/11	305,000	322,806
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	546,500
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,089,030
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	5.750% 06/15/15	1,000,000	1,145,530
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	258,410
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	310,030
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	313,770

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	426,076
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	263,523
Refunded/Escrowed Total			13,502,389
Tobacco – 1.5%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	430,000	383,534
	4.625% 06/01/26	750,000	613,650
Tobacco Total			997,184
OTHER TOTAL			15,430,215
OTHER REVENUE – 1.1%
Hotels – 1.1%
NJ Middlesex County Import Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	725,464
Hotels Total			725,464
OTHER REVENUE TOTAL			725,464
TAX-BACKED – 44.7%
Local Appropriated – 4.7%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,074,290
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,096,395
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	650,320
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.500% 08/01/17	250,000	264,912
	Local Appropriated Total		3,085,917

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 18.6%
NJ Atlantic City
	Series 2008
	5.500% 02/15/18	500,000	530,220
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: MBIA
	4.500% 01/15/20	500,000	511,645
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	536,465
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	445,016
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,264,214
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	165,000	165,327
	5.000% 01/15/14	250,000	250,495
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,485,842
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	252,730
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	525,845
	Series 1998,
	5.000% 10/01/09	500,000	519,385
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	510,900

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,667,760
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,344,744
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	258,242
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA:
	5.250% 01/01/26	1,330,000	1,449,500
	5.250% 01/01/28	500,000	542,760
Local General Obligations Total			12,261,090
Special Non-Property Tax – 5.0%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	1,946,730
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	708,233
	Series 2004,
	Insured: MBIA
	(b) 07/01/21	1,255,000	654,846
Special Non-Property Tax Total			3,309,809
Special Property Tax – 0.6%
NJ Economic Development Authority
	Series 2007
	5.125% 06/15/27	400,000	367,524
Special Property Tax Total			367,524
State Appropriated – 13.8%
NJ Economic Development Authority
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	539,770
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,000,000	2,087,620
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,939,792

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NJ Health Care Facilities Financing Authority
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,032,177
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	195,000	204,532
NJ State
	Certificates of Participation,
	Series 2008 A,
	5.000% 06/15/21	250,000	254,195
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	435,444
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,107,890
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,064,190
	Series 2006 C,
	Insured: AMBAC
	(b) 12/15/24	1,000,000	432,130
State Appropriated Total			9,097,740
State General Obligations – 2.0%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	272,387
	Series 2004 A,
	5.000% 07/01/30(c)	1,000,000	1,000,310
State General Obligations Total			1,272,697
TAX-BACKED TOTAL			29,394,777
TRANSPORTATION – 3.8%
Toll Facilities – 2.2%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(d) 01/01/35 (5.150% 01/01/15)	500,000	359,460
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,064,380
Toll Facilities Total			1,423,840

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.6%
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,087,920
Transportation Total			1,087,920
TRANSPORTATION TOTAL			2,511,760
UTILITIES – 11.7%
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	769,725
Municipal Electric Total			769,725
Water & Sewer – 10.5%
NJ Bergen County Improvement Authority
	Series 2008,
	5.000% 12/15/26	500,000	519,320
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,136,040
NJ Jersey City Municipal Utilities Authority
	Series 2007 ,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	1,006,330
NJ Middlesex County Utilities Authority
	Series 2007,
	Insured: FSA
	5.000% 12/15/15	500,000	546,745
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: MBIA
	5.125% 08/01/17	600,000	650,172
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: MBIA
	5.000% 11/15/10	500,000	505,920
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,048,960
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(b) 09/01/25	1,000,000	404,700

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,094,014
Water & Sewer Total			6,912,201
UTILITIES TOTAL			7,681,926

	Total Municipal Bonds (cost of $63,183,733)		63,855,070

		Shares
Investment Company – 1.7%
	Dreyfus Tax- Exempt Cash Management Fund (7 day yield of 2.130%)	1,101,103	1,101,103

	Total Investment Company (cost of $1,101,103)		1,101,103

		Par ($)
Short-Term Obligations – 0.7%
VARIABLE RATE DEMAND NOTES (e) – 0.7%
CT Health & Educational Facility Authority
	Yale University,
	Series 2000 Y-2,
	1.600% 07/01/35	100,000	100,000
NH Health & Education Facilities Authority
	Dartmouth College:
	Series 2007 A,
	LOC: JPMorgan Chase Bank
	2.500% 06/01/31	100,000	100,000
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	2.500% 06/01/41	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			500,000

	Total Short-Term Obligations (cost of $500,000)		500,000

10

Total Investments – 99.4% (cost of $64,784,836)(f)(g)	$65,456,173

Other Assets & Liabilities, Net – 0.6%	393,565

Net Assets – 100.0%	$65,849,738

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)		Zero coupon bond.

(c)		The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(d)		Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(f)		Cost for federal income tax purposes is $64,767,536.

(g)		Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,771,014	$(1,082,377)	$688,637

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

11

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.9%
EDUCATION – 8.5%
Education – 8.2%
NY Dormitory Authority
	New York University Hospital Center:
	Series 2007 A:
	5.000% 07/01/10	1,000,000	1,016,300
	5.000% 07/01/12	1,000,000	1,020,910
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	5,000,000	5,500,500
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,780,790
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	513,635
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	690,000	716,496
	New York University:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,267,120
	6.000% 07/01/17	2,475,000	2,873,302
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,343,261
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	945,900
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/22	2,000,000	2,086,380
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	5.000% 08/01/20	375,000	383,734
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: MBIA:
	(a) 07/01/18	1,000,000	639,710
	(a) 07/01/20	1,000,000	569,020

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
NY Troy Industrial Development Authority
	Rensselaer Polytech Institution,
	Series 2002 E,
	4.050% 04/01/37(b)	3,750,000	3,730,800
Education Total			25,387,858
Prep School – 0.3%
NY New York City Industrial Development Agency
	Trinity Episcopal School Corp.,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,011,920
Prep School Total			1,011,920
EDUCATION TOTAL			26,399,778
HEALTH CARE – 5.8%
Continuing Care Retirement – 0.2%
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	250,000	249,360
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	297,078
Continuing Care Retirement Total			546,438
Hospitals – 5.0%
NY Albany Industrial Development Agency
	Saint Peter’s Hospital:
	Series 2008 A:
	5.750% 11/15/22	500,000	512,605
	5.250% 11/15/27	1,000,000	952,160
	Series 2008 E,
	5.250% 11/15/22	500,000	491,580
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.600% 08/15/27	2,000,000	1,881,840
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	861,771
	New York Hospital Medical Center Queens,
	Series 2007,
	Insured: FHA
	4.650% 08/15/27	1,000,000	950,010
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	971,600
	North Shore Long Island Jewish Health:
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,001,930

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2007 A,
	5.000% 05/01/24	1,310,000	1,290,258
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	850,000	832,975
	Presbyterian Hospital,
	Series 2007,
	Insured: FSA
	5.250% 08/15/23	250,000	258,080
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	643,433
NY Madison County Industrial Development Agency
	Oneida Health Systems, Inc.,
	Series 2007,
	5.250% 02/01/27	675,000	621,722
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	666,792
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,089,580
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	498,439
	Series 2007 B:
	5.000% 12/01/22	500,000	476,825
	5.125% 12/01/27	500,000	470,440
Total Hospitals			15,472,040
Nursing Homes – 0.6%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	500,000	495,145
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	519,595
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	865,000	872,474
Nursing Homes Total			1,887,214
HEALTH CARE TOTAL			17,905,692

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 1.0%
Multi-Family – 0.5%
NY Dormitory Authority
	Gateway-Longview Inc.,
	Series 2008 A-1,
	5.000% 06/01/33	1,700,000	1,683,187
Multi-Family Total			1,683,187
Single-Family – 0.5%
NY Mortgage Agency Revenue
	Series 2000 96,
	5.200% 10/01/14	350,000	352,601
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,033,570
Single-Family Total			1,386,171
HOUSING TOTAL			3,069,358
INDUSTRIALS – 0.2%
Oil & Gas – 0.2%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	750,000	707,190
Oil & Gas Total			707,190
INDUSTRIALS TOTAL			707,190
OTHER – 24.2%
Other – 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	635,206
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	484,110
Other Total			1,119,316
Pool/Bond Bank – 4.2%
NY Dormitory Authority
	Series 2008 A,
	Insured: FSA
	5.000% 10/01/23	3,000,000	3,136,080

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
NY Environmental Facilities Corp.
	Series 1994 2,
	5.750% 06/15/12	185,000	203,916
	Series 2002 K,
	5.000% 06/15/12	6,000,000	6,452,220
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,180,960
Pool/Bond Bank Total			12,973,176
Refunded/Escrowed(c) – 19.6%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,464,520
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,093,700
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,675,387
	University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,080,700
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,235,440
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,008,298
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,208,740
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	5,000,000	5,564,100
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,117,980
NY Metropolitan Transportation Authority
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,068,760
	Series 1997 8,
	Pre-refunded 7/01/13,
	Insured: FSA
	5.375% 07/01/21	6,000,000	6,672,840

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,207,280
	Series 2000 A,
	Pre-refunded 4/01/10,
	Insured: FGIC
	5.875% 04/01/21	3,300,000	3,501,201
	Transportation Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,081,220
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,201,570
NY New York
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,211,164
NY Onondaga County
	Series 1992,
	Economically Defeased to Maturity,
	5.875% 02/15/10	285,000	301,316
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,619,210
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,137,180
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,929,025
	Series 2004 B,
	Pre-refunded 4/01/09,
	Insured: AMBAC
	5.250% 04/01/24	5,000,000	5,121,800
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	331,602
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,213,960
	6.000% 01/01/12	750,000	801,953
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,254,880

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
NY TSASC, Inc.,
	Series 1999 -1,
	Pre-refunded 7/15/09,
	6.375% 07/15/39	4,210,000	4,443,150
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,271,148
Refunded/Escrowed Total			60,818,124
OTHER TOTAL			74,910,616
OTHER REVENUE – 3.0%
Recreation – 3.0%
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A:
	5.000% 12/01/23(d)	2,500,000	2,212,550
	5.250% 12/01/16(d)	1,000,000	977,330
NY Cultural Resources
	Museum of Modern ART,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	5,001,853
NY Industrial Development Agency
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	994,130
Recreation Total			9,185,863
OTHER REVENUE TOTAL			9,185,863
RESOURCE RECOVERY – 0.5%
Disposal – 0.5%
NY Hempstead Town Industrial Development Authority
	America Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,494,480
Disposal Total			1,494,480
RESOURCE RECOVERY TOTAL			1,494,480
TAX-BACKED – 38.9%
Local Appropriated – 1.7%
NY Dormitory Authority
	Court Facilities:
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,558,400
	Series 2003 A,
	5.250% 05/15/11	1,500,000	1,595,415

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NY Erie County Industrial Development Agency
	City School District Buffalo Project,
	Series 2008 A,
	Insured: FSA
	5.000% 05/01/18	1,000,000	1,078,090
Local Appropriated Total			5,231,905
Local General Obligations – 11.5%
NY Albany County
	Series 2006,
	Insured: XLCA
	4.125% 09/15/20	1,000,000	970,220
NY City of New York
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,519,618
	Series 2007 C,
	5.000% 01/01/15	4,000,000	4,292,120
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,056,360
NY City of Yonkers
	Series 2005 B,
	Insured: MBIA:
	5.000% 08/01/21	2,425,000	2,475,658
	5.000% 08/01/22	2,545,000	2,591,625
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,049
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,392,516
NY New York City
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,030,740
	Series 2003 J,
	5.500% 06/01/16	165,000	179,051
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,159,080
	Series 2005 G,
	5.250% 08/01/16	500,000	544,750
	Series 2006 J,
	5.000% 06/01/17	1,350,000	1,435,185
	Series 2007 C,
	4.250% 01/01/27	800,000	737,360
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,045,860
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,078,660

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	227,444
NY Orange County
	Series 2005 A,
	5.000% 07/15/18	1,500,000	1,647,885
NY Orleans County
	Series 1989,
	6.500% 09/15/08	100,000	100,531
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	943,400
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	580,093
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: FGIC
	4.250% 10/15/24	1,000,000	961,370
NY Somers Central School District
	Series 2006,
	Insured: MBIA:
	4.000% 12/01/21	500,000	486,905
	4.000% 12/01/22	500,000	481,975
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,082,530
NY Town of Babylon
	Series 2004,
	Insured: AMBAC
	5.000% 01/01/13	2,565,000	2,753,682
Local General Obligations Total			35,789,667
Special Non-Property Tax – 12.8%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,101,420
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,044,760
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,501,080

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	3,902,921
	Series 2003 A-1,
	Insured: FSA
	5.000% 04/01/12	5,000,000	5,358,950
	Series 2003 A-2,
	5.000% 04/01/09	1,000,000	1,022,500
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	880,432
NY Nassau County Interim Finance Authority
	Series 2004 I-1 H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,450,900
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: MBIA
	5.000% 10/15/22	6,500,000	6,737,965
NY Thruway Authority
	Series 2007,
	5.000% 03/15/22	1,000,000	1,050,000
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,165,480
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,144,990
	Series 2006,
	5.000% 07/15/11	3,000,000	3,188,130
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,000,000	1,042,160
PR Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/27	1,000,000	1,016,470
Special Non-Property Tax Total			39,608,158
Special Property Tax – 1.2%
NY Industrial Development Agency
	Series 2006:
	Insured: AMBAC:
	5.000% 01/01/19	850,000	866,337
	5.000% 01/01/20	1,000,000	1,010,220
	Insured: MBIA
	5.000% 03/01/15	1,150,000	1,205,901

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
NY New York City Industrial Development Agency
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/23	625,000	618,019
Special Property Tax Total			3,700,477
State Appropriated – 8.4%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,798,535
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(b)	1,500,000	1,575,885
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,135,560
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,068,720
	Series 1993 A:
	5.250% 05/15/15	2,000,000	2,156,180
	5.500% 05/15/19	2,500,000	2,741,025
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,087,830
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,433,725
NY Housing Finance Agency
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,543,791
NY Thruway Authority
	Local Highway & Bridge:
	Series 2001,
	5.250% 04/01/11	2,000,000	2,132,160
	Series 2002,
	5.250% 04/01/09	1,500,000	1,535,625
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,082,080
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,156,531
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27(b)	1,675,000	1,706,708
State Appropriated Total			26,154,355

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 3.3%
NY Transitional Finance Authority
	Series 2007,
	Insured: FGIC
	Series 2004 A,
	5.000% 01/15/21	4,300,000	4,440,567
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30(b)	1,000,000	1,000,310
	Series 2006 A,
	5.250% 07/01/22	1,500,000	1,466,640
PR Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	3,000,000	3,261,990
State General Obligations Total			10,169,507
TOTAL TAX-BACKED			120,654,069
TRANSPORTATION – 6.5%
Ports – 0.5%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: XLCA
	5.000% 09/15/28	1,500,000	1,519,830
Ports Total			1,519,830
Toll Facilities – 3.4%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	515,975
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,627,275
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,056,290
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,215,251
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,123,260
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,109,300
Toll Facilities Total			10,647,351
Transportation – 2.6%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	788,655

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Series 2005 C,
	5.000% 11/15/16	750,000	795,142
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,285,974
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,590,285
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,522,170
	Series 2008,
	5.000% 11/15/30	1,000,000	1,052,500
Transportation Total			8,034,726
TRANSPORTATION TOTAL			20,201,907
UTILITIES – 8.3%
Municipal Electric – 3.3%
NY Long Island Power Authority
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,047,140
	Series 2006 F,
	Insured: MBIA
	4.000% 05/01/21	1,500,000	1,385,520
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,075,560
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	513,150
PR Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/11	5,000,000	5,326,400
Municipal Electric Total			10,347,770
Water & Sewer – 5.0%
NY Municipal Water Finance Authority
	Series 2001 D,
	5.125% 06/15/19	4,000,000	4,183,120
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	5,000,000	5,363,700
NY Onondaga County Water Authority
	Series 2005 A:
	Insured: AMBAC:
	5.000% 09/15/22	895,000	924,168
	5.000% 09/15/23	940,000	967,166
NY Rensselaer County Water Service & Sewer Authority
	Series 2008:
	5.100% 09/01/28	1,060,000	1,054,679
	5.100% 09/01/28	1,155,000	1,149,202

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,805,436
Water & Sewer Total			15,447,471
UTILITIES TOTAL			25,795,241

	Total Municipal Bonds (cost of $297,424,982)		300,324,194

		Shares
Investment Company – 0.5%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.130%)	1,655,064	1,655,064

	Total Investment Company (cost of $1,655,064)		1,655,064

		Par ($)
Short-Term Obligations – 1.9%
VARIABLE RATE DEMAND NOTES – 1.9%(e)
NY New York City
	Series 1993 C,
	LOC: JPMorgan Chase Bank
	2.350% 10/01/23	600,000	600,000
	Series 1993 E5,
	LOC: JPMorgan Chase Bank
	2.350% 08/01/16	700,000	700,000
	Series 1998 F,
	Insured: MBIA
	(a)08/01/08	2,060,000	2,060,000
	Series 1998 G,
	Insured: MBIA
	(a)08/01/08	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTES			5,860,000

Total Short-Term Obligations (cost of $5,860,000)			5,860,000

Total Investments – 99.3% (cost of $304,940,046) (f)(g)			307,839,258

Other Assets & Liabilities, Net – 0.7%			2,202,094

Net Assets – 100.0%			310,041,352

14

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value. Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities, which are not illiquid, amounted to $3,189,880, which represents 1.0% of net assets.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(f)	Cost for federal income tax purposes is $304,884,097.

(g)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,418,583	$(3,463,422)	$2,955,161

Acronym	Name
AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
XLCA	XL Capital Assurance, Inc.

15

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.1%
EDUCATION – 16.5%
Education – 15.7%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	371,444
	5.375% 10/01/13	1,550,000	1,603,925
	5.500% 10/01/14	350,000	363,300
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University:
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/16	1,340,000	1,415,147
	Series 2007,
	5.000% 09/01/18	1,000,000	1,085,820
	Johnson & Wales:
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/15	1,000,000	1,086,840
	5.500% 04/01/17	1,000,000	1,087,350
	5.500% 04/01/18	1,420,000	1,541,595
	Series 2003,
	Insured: XLCA
	5.250% 04/01/16	1,485,000	1,536,871
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	464,870
	Providence College,
	Series 2003 A,
	Insured: XLCA
	5.000% 11/01/24	2,500,000	2,429,375
	Roger Williams College,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,026,360
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,107,309
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,062,707
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/17	1,345,000	1,410,260
	University of Rhode Island,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	777,720
Education Total			18,370,893

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.8%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,000,000	993,320
Prep School Total			993,320
EDUCATION TOTAL			19,364,213
HEALTH CARE – 1.9%
Hospitals – 1.9%
RI Health & Educational Building Corp.
	Hospital Foundation, Lifespan Obligated Group:
	Series 2002,
	6.375% 08/15/21	205,000	213,290
	Series 2006,
	Insured: FSA
	5.000% 05/15/26	2,000,000	1,995,180
Hospitals Total			2,208,470
HEALTH CARE TOTAL			2,208,470
HOUSING – 0.8%
Multi-Family – 0.3%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	80,000	80,103
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	215,000	217,531
Multi-Family Total			297,634
Single-Family – 0.5%
RI Providence Housing Authority
	Series 2008,
	5.000% 09/01/24	565,000	568,215
Single-Family Total			568,215
HOUSING TOTAL			865,849
INDUSTRIALS – 0.5%
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	600,000	565,752
Oil & Gas Total			565,752
INDUSTRIALS TOTAL			565,752

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 26.6%
Other – 1.4%
RI Providence Housing Authority
	Series 2008:
	5.000% 09/01/25	590,000	590,537
	5.000% 09/01/26	310,000	309,256
	5.000% 09/01/27	690,000	687,447
Other Total			1,587,240
Pool/Bond Bank – 4.0%
RI Clean Water Finance Agency Water Pollution Control
	Revolving Fund Pooled Loan:
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,010,850
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,039,350
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	Insured: MBIA
	5.000% 10/01/18	1,000,000	1,063,890
	Water Pollution Control Revenue, Revolving Fund,
	Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	513,190
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,018,670
Pool/Bond Bank Total			4,645,950
Refunded/Escrowed(a) – 20.0%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Pre-refunded 10/01/10,
	5.375% 10/01/20	1,000,000	1,064,380
	Series 2001 C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	2,000,000	2,132,300
RI Consolidated Capital Development Loan
	Series 1999 A,
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	2,000,000	2,100,140

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,114,590
	5.750% 08/01/21	2,165,000	2,489,144
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,727,800
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,338,381
	Series 1993 B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,107,990
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	265,910
RI Health & Educational Building Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10:
	Insured: FSA
	5.500% 09/15/20	2,000,000	2,148,960
	5.700% 09/15/30	2,250,000	2,426,828
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,449,260
RI North Kingstown
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,048,173
	5.750% 10/01/19	500,000	527,585
RI South Kingstown
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	541,445
Refunded/Escrowed Total			23,482,886
Tobacco – 1.2%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,455,000	1,418,639
Tobacco Total			1,418,639
OTHER TOTAL			31,134,715

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 39.1%
Local Appropriated – 11.3%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: FSA
	5.000% 05/15/23	2,000,000	2,054,380
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/22	2,000,000	2,071,800
	Series 2007 C,
	Insured: FSA
	5.000% 05/15/21	3,000,000	3,126,720
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,543,065
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	524,430
	5.375% 12/15/11	2,035,000	2,143,486
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: MBIA:
	5.000% 11/15/11	810,000	855,652
	5.000% 11/15/12	855,000	908,249
Local Appropriated Total			13,227,782
Local General Obligations – 15.3%
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,875,920
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	75,728
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,426,171
	Series 2008,
	Insured: FSA:
	4.750% 07/01/26	900,000	907,767
	4.750% 07/01/27	945,000	947,192
	4.750% 07/01/28	990,000	986,169
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	772,972
	5.000% 06/15/22	750,000	771,622

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,007,930
RI Johnston
	Series 2004,
	Insured: XLCA
	5.250% 06/01/19	525,000	538,713
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	400,647
	4.750% 06/01/22	405,000	413,983
	4.750% 06/01/23	425,000	432,667
	4.750% 06/01/24	445,000	451,720
	4.750% 06/01/25	460,000	465,594
	Various Purpose,
	Series 2004,
	Insured: XLCA
	5.250% 06/01/20	555,000	565,811
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	503,750
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,028,291
RI Warwick
	Series 2008,
	Insured: FSA
	4.000% 08/01/16	1,000,000	1,022,910
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	504,433
WA Seattle
	Series 1998 E,
	Insured: FSA
	(b) 12/15/12	1,000,000	858,210
Local General Obligations Total			17,958,200
Special Non-Property Tax – 2.6%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/23	1,000,000	1,021,430
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	900,000	930,339

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,029,321
Special Non-Property Tax Total			2,981,090
State Appropriated – 2.6%
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/09	100,000	99,957
	4.500% 06/15/14	245,000	241,849
	5.750% 06/15/24	415,000	408,609
RI Health & Educational Building Corp.
	Public Schools Financing Program,
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/19	1,970,000	2,083,964
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	247,533
State Appropriated Total			3,081,912
State General Obligations – 7.3%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	3,500,000	2,802,800
	6.000% 07/01/16	250,000	272,387
	Series 2006 A,
	5.250% 07/01/23	250,000	247,188
RI & Providence Plantations
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,148,600
	Series 2006 A,
	Insured: FSA
	4.500% 08/01/20	2,000,000	2,046,420
	Series 2006 C,
	Insured: MBIA
	5.000% 11/15/18	1,000,000	1,068,740
State General Obligations Total			8,586,135
TAX-BACKED TOTAL			45,835,119
TRANSPORTATION – 4.6%
Airports – 2.6%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGO
	5.000% 07/01/17	2,245,000	2,345,913
	Series 1998 B,
	Insured: FSA
	5.000% 07/01/23	685,000	688,945
Airports Total			3,034,858

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 2.0%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,377,635
Transportation Total			2,377,635
TRANSPORTATION TOTAL			5,412,493
UTILITIES – 7.1%
Municipal Electric – 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	508,250
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	769,725
Municipal Electric Total			1,277,975
Water & Sewer – 6.0%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	503,375
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA:
	5.000% 07/15/15	750,000	786,007
	5.000% 07/15/16	1,265,000	1,325,733
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,501,450
RI Narragansett Bay Commission
	Series 2007 A,
	5.000% 02/01/32	2,000,000	1,964,740
Water & Sewer Total			7,081,305
UTILITIES TOTAL			8,359,280

	Total Municipal Bonds (cost of $112,137,089)		113,745,891

8

		Shares	Value ($)
Investment Company – 1.5%
	Dreyfus Tax- Exempt Cash Management Fund (7 day yield of 2.130%)	1,802,994	1,802,994

	Total Investment Company (cost of $1,802,994)		1,802,994

		Par ($)
Short-Term Obligations – 0.4%
VARIABLE RATE DEMAND NOTES(c) – 0.4%
CT Health & Educational Facility Authority
	Yale University,
	Series 2000 Y-2,
	1.600% 07/01/35	100,000	100,000
MO Health & Educational Facilities Authority
	Washington University,
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	1.950% 03/01/40	100,000	100,000
NY New York City
	Series 1993 C,
	LOC: JPMorgan Chase Bank
	2.350% 10/01/23	100,000	100,000
WI University Hospitals & Clinics Authority
	Series 2008 B,
	LOC: U.S. Bank N.A.
	2.050% 04/01/34	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			400,000

	Total Short-Term Obligations (cost of $400,000)		400,000

9

Total Investments – 99.0% (cost of $114,340,083)(d)(e)	$115,948,885

Other Assets & Liabilities, Net – 1.0%	1,168,756

Net Assets – 100.0%	$117,117,641

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2008.

(d)	Cost for federal income tax purposes is $114,287,397.

(e)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$2,755,962	$(1,094,474)	$1,661,488

Acronym		Name

AMBAC		Ambac Assurance Corp.
AGO		Assured Guaranty Corp.
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance, Inc.
LOC		Letter of Credit
MBIA		MBIA Insurance Corp.
RAD		Radian Asset Assurance, Inc.
SPA		Stand-by Purchase Agreement
XLCA		XL Capital Assurance, Inc.

10

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	September 22, 2008